    UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

U.S. Government Securities Ultra-Short Bond Fund
Portfolio of Investments (unaudited)				September 30, 2014

United States Government and Agency Obligations 94.76%		Coupon Rate	Maturity Date	Principal Amount	Value

Federal Farm Credit Bank 42.91%
Discount Note:
	Yield	0.01%	10/01/14	$10,000,000	$10,000,000
Fixed Rates:
		1.27%	12/18/17	1,310,000	1,302,363
		1.50%	06/26/18	2,200,000	2,189,383
		1.87%	12/26/18	5,000,000	5,002,740
		1.92%	01/14/19	5,000,000	5,018,685
Variable Rate:
		0.10%	03/30/15	5,000,000	4,999,050
					28,512,221

Federal Home Loan Bank 43.49%
Discount Notes:
	Yield	0.05%	10/01/14	5,000,000	5,000,000
	Yield	0.08%	10/03/14	5,000,000	4,999,979
	Yield	0.02%	11/05/14	2,000,000	1,999,961
	Yield	0.02%	11/26/14	7,234,000	7,233,757
	Yield	0.03%	11/28/14	1,600,000	1,599,935
Fixed Rates:
		5.13%	03/10/17	1,000,000	1,097,943
		1.70%	07/26/18	3,000,000	3,006,147
		1.50%	03/08/19	4,000,000	3,964,376
					28,902,098

Tennessee Valley Authority 8.36%
Fixed Rates:
		6.25%	12/15/17	2,930,000	3,382,202
		1.75%	10/15/18	2,174,000	2,175,861
					5,558,063

Total Investments 94.76%					62,972,382
(cost $62,914,723)
Other assets and liabilities, net 5.24%					3,480,620

Net Assets 100%					$66,453,002

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)					September 30, 2014

Municipal Bonds 84.19%	Coupon Rate		Maturity Date	Principal Amount	Value

Alabama 3.11%
Alabama State Public School & College Authority	5.00%		12/01/16	$290,000	$318,278
Bessemer, Alabama Electric Revenue, Refunding	3.10%		12/01/21	100,000	103,173
Bessemer, Alabama Water Revenue	4.00%		01/01/16	500,000	505,555
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%		06/01/15	90,000	91,099
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%		06/01/16	90,000	92,250
Mountain Brook City Board of Education Capital Outlay	4.00%		02/15/15	395,000	400,617
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%		09/01/15	600,000	625,752
					2,136,724

Alaska 0.46%
Alaska Municipal Bond Bank Authority, Prerefunded, Series A	4.00%		02/01/16	105,000	110,159
Alaska Municipal Bond Bank Authority, Unrefunded, Series A	4.00%		02/01/16	195,000	204,580
					314,739

Arizona 2.35%
Arizona Board of Regents Certificates of Participation, Series B	4.50%		06/01/16	200,000	213,112
Arizona State School Facilities Board Certificates of Participation, Series A-1	5.00%		09/01/17	325,000	339,254
Arizona State Transportation Board Excise Tax Revenue	5.00%		07/01/17	175,000	196,079
McAllister Academic Village LLC, Arizona State University Hassayampa Revenue, Refunding	5.75%		07/01/18	200,000	229,808
Page, Arizona, Pledged Revenue, Refunding	3.00%		07/01/16	350,000	365,550
University of Arizona Certificates of Participation, Series C	5.00%		06/01/22	260,000	267,465
					1,611,268

California 4.52%
California State, GO Unlimited	5.00%		03/01/32	300,000	317,001
California State, GO Unlimited	4.75%		03/01/34	205,000	212,730
California State, Refunding, Recreational Facility, GO Unlimited	5.00%		12/01/19	5,000	5,020
California State, Statewide Communities Development Authority, Enloe Medical Center Revenue, Series A	5.25%		08/15/18	340,000	392,149
Chaffey Community College District, GO Unlimited, Series C	5.00%		06/01/32	300,000	335,217
Delano, California Union High School District, GO Unlimited, Refunding, Series A	4.75%		02/01/17	200,000	216,632
Los Angeles Unified School District, Election 2004, Series H, GO Unlimited	5.00%		07/01/32	200,000	219,144
San Diego, California Community College District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.34	%(1)	05/01/15	300,000	299,169
Santa Clara County, California Financing Authority Revenue, Obstetrics and Gynecology, El Camino Hospital	5.00%		02/01/18	350,000	387,793
Santa Clara Valley Transportation Authority, Refunding, Series A	5.00%		04/01/27	370,000	405,217
Santa Paula Schools Financing Authority, Santa Paula Elementary School District Revenue	4.25%		11/01/22	300,000	313,821
					3,103,893

Colorado 0.64%
Colorado Health Facilities Authority Revenue	5.00%		09/01/16	150,000	150,528
Denver, Colorado, Health & Hospital Authority, Healthcare Revenue, Series A	5.00%		12/01/16	265,000	286,711
					437,239

Connecticut 0.66%
Connecticut State Health & Educational Facilities Authority Revenue, Bridgeport Hospital, Series D	5.00%		07/01/19	395,000	452,030

District of Columbia 0.90%
District of Columbia Income Tax Revenue, Series A	5.25%		12/01/27	300,000	351,270
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%		10/01/16	250,000	269,078
					620,348

Florida 11.91%
Broward County, Florida School Board Certificates of Participation, Series A	5.00%		07/01/15	325,000	336,300
Cape Coral, Florida Gas Tax Revenue, Series A	4.00%		10/01/16	255,000	271,167
Citizens Property Insurance Corp., Senior Secured, Coastal Account, Revenue, Series A-1	4.00%		06/01/18	100,000	109,885
Escambia County, Florida, Health Facilities Authority Revenue, Baptist Hospital, Inc. Project, Series A	5.00%		08/15/19	290,000	326,418
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%		06/01/28	300,000	309,900
Florida Gulf Coast University Financing Corp., Florida Capital Improvement Revenue, Series B	3.00%		02/01/16	365,000	376,713
Florida State Board of Education Lottery Revenue, Series B	5.00%		07/01/26	100,000	111,860
Florida State Board of Governors Parking Facilities Revenue, Series A	3.00%		07/01/17	300,000	318,975
Florida State Department of Management Services Certificates of Participation	5.00%		08/01/24	340,000	388,406
Florida State Municipal Power Agency, Stanton Project Revenue, Refunding	5.13%		10/01/17	300,000	336,891
Fort Pierce, Florida Stormwater Utilities Revenue	4.50%		10/01/17	255,000	262,573
Hillsborough County, Florida School Board, Refunding, Certificates of Participation	4.00%		07/01/19	100,000	106,251
Jacksonville Florida Special Revenue, Series C	5.00%		10/01/20	270,000	321,421
JEA, Florida Saint Johns River Power Park System, Revenue, Issue Three, Series Six	4.00%		10/01/14	1,000,000	1,000,000
Lake County, Florida School Board Certificates of Participation, Series A	3.70%		06/01/15	400,000	408,784
Leesburg, Florida Capital Improvement Revenue Bonds, Refunding	5.00%		10/01/21	405,000	462,899
Margate, Florida Water & Sewer Revenue, Refunding	4.00%		10/01/19	250,000	266,173
Miami - Dade County, Florida Expressway Authority Toll System Revenue, Series A	5.00%		07/01/21	430,000	508,024
Miami - Dade County, Florida Water & Sewer Revenue System, Series A	4.00%		10/01/16	235,000	250,914
Orange County, Florida Tourist Development Tax Revenue, Refunding	5.00%		10/01/14	260,000	260,000
Orlando, Florida Community Redevelopment Agency Tax Increment Revenue, Downtown District, Series A	4.00%		09/01/17	275,000	293,373
Polk County, Florida School District Revenue	5.00%		10/01/17	215,000	240,241
Port St. Lucie, Florida, Southwest Annexation Special Assessment District No 1, Revenue, Series B	4.13%		07/01/17	25,000	26,274
Reedy Creek, Florida Improvement District Utilities Revenue, Refunding, Series 2	5.00%		10/01/16	300,000	312,240
Saint Johns County, Florida Transportation Revenue, Refunding	5.00%		10/01/20	310,000	368,066
Volusia County, Florida School Board Sales Tax Revenue	4.20%		10/01/16	200,000	210,652
					8,184,400

Georgia 1.23%
Atlanta Downtown Development Authority	4.25%		12/01/16	250,000	264,930
Georgia State Municipal Electric Authority Revenue, Unrefunded	5.50%		01/01/20	135,000	145,224
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System and Affiliates Revenue, Anticipation Certificates	4.50%		08/01/17	150,000	164,776
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B	5.00%		07/01/18	250,000	273,135
					848,065

Guam 0.37%
Guam Education Financing Foundation Certificate of Participation, Series A	4.25%		10/01/18	250,000	257,083

Idaho 0.37%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Series A	5.00%		07/15/21	225,000	255,976

Illinois 8.19%
Aurora, Illinois, Series B, GO Unlimited	3.00%		12/30/15	200,000	206,104
Chicago Board of Education, Dedicated Revenues, Series F, GO Unlimited	5.00%		12/01/16	300,000	321,375
Chicago Board of Education, GO Unlimited	5.25%		12/01/19	300,000	336,459
Chicago, Illinois Sales Tax Revenue	5.50%		01/01/15	350,000	354,347
Chicago, Illinois, Direct Access Bond, Series E-1 B, GO Unlimited	4.00%		01/01/19	200,000	203,056
Chicago, Illinois, O'Hare International Airport Revenue, Gen - Third Lien, Series C	5.25%		01/01/23	250,000	289,175
Chicago, Illinois, Unrefunded Balance, Series B, GO Unlimited	5.13%		01/01/15	165,000	166,997
City Colleges of Chicago, GO Unlimited	5.00%		01/01/17	115,000	124,380
Du Page County, Refunding, GO Unlimited	5.60%		01/01/21	440,000	503,835
Illinois Finance Authority, Refunding, Series A	5.00%		10/01/14	150,000	150,000
Illinois Finance Authority, Revenue, Refunding	5.00%		07/01/16	390,000	402,546
Illinois Regional Transportation Authority Revenue, Series A	7.20%		11/01/20	185,000	217,197
Illinois State Toll Highway Authority, Toll Highway Revenue, Series A	5.00%		01/01/16	200,000	207,092
Illinois State, Refunding, GO Unlimited	5.00%		01/01/16	300,000	314,568
Kaskaskia Community College District No. 501, GO Unlimited	5.75%		12/01/19	500,000	591,225
Lake & McHenry County, Fox Lake, Illinois, Debt Certificates, Series B	3.00%		11/01/19	265,000	273,840
Springfield, Illinois Metropolitan Sanitation District, Sewer Revenue, Senior Lien, Series A	4.00%		01/01/17	570,000	601,971
Winnebago County Public Safety Sales Tax, Series A, GO Unlimited	5.00%		12/30/16	350,000	362,499
					5,626,666

Indiana 0.91%
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L	5.25%		01/01/33	305,000	324,785
Tippecanoe County, Indiana School Improvements	4.00%		01/15/15	300,000	303,270
					628,055

Iowa 0.92%
Johnston Community School District, GO Unlimited	4.00%		06/01/16	200,000	204,614
University of Iowa Hospitals and Clinics, Iowa State Board of Regents, Hospital Revenue, Refunding, Series A	3.00%		09/01/19	400,000	430,268
					634,882

Kansas 0.68%
Kansas State Development Finance Authority Revenue	4.00%		10/01/15	450,000	467,208

Kentucky 1.05%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00%		09/01/16	215,000	229,805
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A	5.25%		09/01/22	440,000	491,766
					721,571

Louisiana 0.38%
Louisiana State, Citizens Property Insurance Corp., Revenue Bonds, Series B	5.00%		06/01/21	245,000	262,069

Massachusetts 1.30%
Massachusetts Water Pollution Abatement Trust Revenue, Refunding, Series A	5.00%		02/01/15	300,000	304,815
New Bedford, Massachusetts, State Qualified Municipal Loan, GO Limited	3.00%		03/01/15	345,000	349,009
Stoughton, Massachusetts Public Improvement, GO Limited	4.00%		05/01/17	225,000	235,901
					889,725

Michigan 4.09%
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.38%		05/01/18	140,000	133,891
Detroit, Michigan Sewer Disposal Revenue, Refunding, Series C-1	5.25%		07/01/15	400,000	414,556
Gibraltar, Michigan School District, Refunding, GO Unlimited	5.00%		05/01/21	475,000	549,304
Michigan House of Representatives Facilities, Obligations Revenue, Series A	5.00%		10/15/17	200,000	223,524
Michigan Public Power Agency AFEC Project Revenue, Series 2012-A	4.50%		01/01/19	280,000	303,584
Michigan State Grant Anticipation Bonds	5.00%		09/15/16	200,000	217,116
Michigan State Hospital Finance Authority Revenue, Trinity Health, Series A	6.00%		12/01/18	200,000	235,284
Portage Public Schools, School Building & Site, GO Unlimited	5.00%		05/01/20	300,000	337,782
State of Michigan, Trunk Line Revenue, Refunding	4.50%		11/01/26	105,000	116,381
Wayne County, Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, Series C	4.00%		12/01/19	255,000	281,599
					2,813,021

Minnesota 0.79%
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Health Care Systems, Children's Health Care, Series B	4.00%		08/15/16	250,000	265,128
Minneapolis & St Paul, Minnesota Metropolitan Airports Commission, Airport Revenue, Refunding, Series B	5.00%		01/01/19	255,000	278,832
					543,960

Missouri 1.20%
Kansas City Water Revenue	4.00%		12/01/22	250,000	285,650
Missouri Development Finance Board, Eastland Center Project, Tax Allocation, Series A	5.00%		04/01/17	250,000	269,620
Missouri State Health & Educational Facilities Authority, Southwestern Baptist University Revenue	3.00%		10/01/17	265,000	268,416
					823,686

Nevada 0.85%
Clark County, Nevada, GO Limited	5.00%		11/01/18	100,000	109,071
Nye County School District, GO Limited	4.00%		05/01/15	465,000	474,677
					583,748

New Hampshire 0.64%
New Hampshire Health & Education Facilities Authority Revenue	5.00%		01/01/18	400,000	437,108

New Jersey 3.21%
Atlantic City, New Jersey Municipal Utilities Authority Revenue, Refunding	5.00%		06/01/17	150,000	149,046
Atlantic City, New Jersey, Refunding Tax Appeal, GO Unlimited	4.00%		11/01/18	500,000	504,860
Elizabeth, New Jersey Parking Authority Project Revenue, Elizabethtown Plaza Redevelopment, Series B	4.00%		11/01/17	255,000	270,695
Hudson County, New Jersey Improvement Authority Lease Revenue, North Hudson Regional Fire, Refunding, Series A	5.63%		09/01/18	400,000	447,556
New Jersey Health Care Facilities Financing Authority Revenue, Holy Name Medical Center, Refunding	5.00%		07/01/19	215,000	242,490
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75%		12/01/21	500,000	589,405
					2,204,052

New Mexico 0.35%
Clayton, New Mexico, Jail Project Revenue	4.00%		11/01/17	235,000	240,941

New York 3.57%
Long Island Power Authority Revenue, Series B	5.00%		09/01/21	465,000	542,529
Long Island Power Authority, New York Electric Systems, Revenue, Series E	5.00%		12/01/17	330,000	359,558
Nassau County Industrial Development Agency, New York Institute of Technology Project Revenue, Refunding, Remarketing, Series A	5.00%		03/01/21	350,000	377,815
New York State Dormitory Authority Revenue, Nonconstruction Supported Debt, Municipal Facilities Health Lease, Series 1	5.00%		01/15/17	300,000	327,162
New York, New York, Subseries L-1, GO Unlimited	4.00%		04/01/15	300,000	305,721
Ossining, New York, Union Free School District, Refunding, GO Unlimited	3.00%		04/15/15	530,000	538,051
					2,450,836

North Carolina 0.99%
Beaufort County, North Carolina, GO Limited	5.00%		06/01/21	200,000	232,496
North Carolina State Municipal Power Agency #1, Catawba Electric Revenue, Refunding, Series A	5.25%		01/01/20	400,000	450,572
					683,068

Ohio 1.96%
Canton City School District, Refunding, GO Unlimited	5.00%		12/01/18	325,000	335,345
Cleveland, Ohio, Parking Facility Revenue, Prerefunding, Refunding	5.25%		09/15/22	130,000	160,803
Lorain County, Ohio, Community College District, Revenue	3.25%		12/01/17	650,000	691,412
Marion County, Ohio, Variable Refunding, GO Limited	4.00%		12/01/20	150,000	158,205
					1,345,765

Oklahoma 0.50%
Oklahoma State Agricultural & Mechanical Colleges, Oklahoma State University, Revenue, Series A	5.00%		08/01/21	300,000	344,463

Oregon 0.33%
Oregon State Facilities Authority, Legacy Health Project Revenue, Refunding, Series A	4.50%		05/01/20	200,000	229,334

Pennsylvania 2.39%
Delaware Valley, Pennsylvania, Regional Financial Authority Revenue, Permanently Fixed Business Development Services	5.50%		08/01/18	295,000	333,672
Lycoming County, Pennsylvania Authority Health System, Susquehanna Health Systems Project Revenue, Series A	5.10%		07/01/20	140,000	156,983
Philadelphia School District, Pennsylvania, Refunding, GO Unlimited, Series E	5.25%		09/01/24	625,000	708,237
Reading, Pennsylvania School District, GO Unlimited, Series A	5.00%		04/01/20	400,000	446,252
					1,645,144

Puerto Rico 0.98%
Commonwealth of Puerto Rico, Series A, GO Unlimited	5.00%		07/01/15	225,000	225,481
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, Refunding, Series C	5.50%		07/01/17	445,000	450,260
					675,741

Rhode Island 0.39%
Rhode Island State Economic Development Corporation Revenue, Series A	5.00%		06/15/17	250,000	268,045

South Carolina 2.16%
Jasper County School District, GO Unlimited	4.00%		03/01/15	195,000	198,116
Piedmont Municipal Power Agency	5.00%		01/01/16	150,000	158,265
South Carolina Transportation Infrastructure Bank Revenue, Series A	5.25%		10/01/17	125,000	125,000
Spartanburg County, South Carolina Regional Health Services District, Hospital Revenue, Refunding, Series A	5.00%		04/15/19	600,000	685,470
Spartanburg County, South Carolina Sanitation Sewer District Revenue, Series A	3.50%		03/01/19	300,000	318,123
					1,484,974

Tennessee 0.71%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding	5.00%		05/01/20	200,000	236,614
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue	6.50%		12/01/14	250,000	252,555
					489,169

Texas 15.87%
Addison, Texas Certificates of Obligation, GO Limited	4.50%		02/15/28	140,000	151,766
Addison, Texas Certificates of Obligation, GO Unlimited	4.00%		02/15/20	250,000	270,528
Annetta, Texas Certificates of Obligation, GO Limited	4.00%		08/01/16	200,000	205,648
Center, Texas, GO Limited (ZCB)	3.10	%(1)	02/15/20	150,000	133,241
City of Texarkana, Texas, Refunding, GO Limited	5.00%		02/15/21	320,000	371,507
City of Texarkana, Texas, Waterworks & Sanitary Sewer System Revenue	3.00%		08/01/19	90,000	93,994
City of Texarkana, Texas, Waterworks & Sanitary Sewer System Revenue	3.00%		08/01/20	95,000	98,448
Clear Lake, Texas, Waterworks & Sewer System, GO Unlimited	3.00%		03/01/19	125,000	130,466
Corpus Christi, Texas Business & Job Development Corporation, Seawall Project, Sales Tax Revenue, Refunding	5.00%		03/01/20	350,000	405,734
Dallas, Texas Waterworks & Sewer Systems Revenue, Refunding	4.50%		10/01/19	225,000	248,105
Dallas, Texas, Refunding, GO Limited	5.00%		02/15/15	1,350,000	1,374,192
Forney, Texas, GO Limited	5.00%		02/15/27	500,000	541,385
Frisco, Texas Independent School District, School Building, GO Unlimited, Series A	4.50%		08/15/25	180,000	193,568
Goose Creek, Texas Independent School District Schoolhouse, Series A	5.25%		02/15/18	370,000	409,812
Grand Prairie Independent School District, Refunding, GO Unlimited (ZCB)	3.92	%(1)	08/15/16	400,000	385,200
Greenville, Texas Independent School District, GO Unlimited, Refunding	4.00%		08/15/17	120,000	127,516
Houston, Texas, Hotel Occupancy Tax & Special Revenue, Refunding, Series B	5.00%		09/01/19	295,000	315,650
Katy, Texas Independent School District, School Building, Series D, GO Unlimited	4.50%		02/15/19	325,000	341,172
Laredo, Texas, Waterworks & Sewer System Revenue	4.25%		03/01/18	100,000	107,251
Lewisville, Texas Independent School District, GO Unlimited, Refunding (ZCB)	4.04	%(1)	08/15/15	400,000	399,344
Lower Colorado River Authority, Transmission Contract Revenue, Refunding, Series A	5.00%		05/15/21	500,000	583,410
North Texas Tollway Authority Revenue, Series F	5.75%		01/01/38	300,000	332,466
Prosper, Texas Independent School District, Capital Appreciation, School Building, GO Unlimited (ZCB)	6.00	%(1)	08/15/33	1,000,000	389,240
San Antonio, Texas, Water Revenue, Refunding	4.50%		05/15/21	400,000	464,100
San Marcos, Texas Tax & Toll Revenue, GO Limited	5.10%		08/15/27	400,000	442,628
San Patricio, Texas Municipal Water District, Refunding	4.00%		07/10/18	200,000	204,288
Schertz-Cibolo-Universal City, Texas Independent School District, School Building, Refunding, GO Unlimited, Series A (ZCB)	0.25	%(1)	2/1/2015	1,600,000	1,598,736
Texas Municipal Power Agency Revenue, Refunding	5.00%		09/01/17	250,000	279,000
White Settlement, Texas Independent School District, Prerefunded, GO Unlimited	4.13%		08/15/15	240,000	248,088
White Settlement, Texas Independent School District, Unrefunded, GO Unlimited	4.13%		08/15/15	60,000	62,054
					10,908,537

Utah 2.38%
Park City, Utah, Water Revenue	2.00%		12/15/14	200,000	200,776
Salt Lake County, Utah, Westminster College Project Revenue	5.00%		10/01/24	235,000	253,563
Tooele City, Utah Municipal Building Authority Lease Revenue, Refunding	3.75%		12/01/17	285,000	290,788
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C	5.50%		05/15/19	500,000	563,995
Washington County-St George Interlocal Agency Lease Revenue, Refunding, Series A	4.00%		12/01/19	300,000	323,313
					1,632,435

Virginia 0.46%
Virginia College Building Authority Educational Facilities Revenue, Prerefunded, Series A	5.00%		09/01/15	10,000	10,438
Virginia College Building Authority Educational Facilities Revenue, Unrefunded, Series A	5.00%		09/01/15	290,000	302,830
					313,268

Washington 0.38%
Spokane County, Washington School District, No. 81, GO Unlimited	5.05%		06/01/22	255,000	263,201

Wisconsin 0.04%
Wisconsin State, Refunding, Series 2, GO Unlimited	4.13%		11/01/16	25,000	25,781

Total Investments 84.19%					57,858,218
(cost $56,255,855)
Other assets and liabilities, net 15.81%					10,863,097

Net Assets 100%					$68,721,315

(1) Represents Yield

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	September 30, 2014

Common Stocks 92.21%	Shares	Value

Aerospace/Defense 1.14%
Northrop Grumman Corp.	2,000	$263,520

Agricultural Chemicals 2.09%
CF Industries Holdings, Inc.	1,000	279,220
Mosaic Co.	4,600	204,286
		483,506

Automotive - Cars & Light Trucks 2.09%
Tesla Motors, Inc.	2,000	485,360	*

Beverages - Non-alcoholic 0.96%
Coca-Cola Enterprises, Inc.	5,000	221,800

Cable/Satellite TV 1.11%
Time Warner Cable, Inc.	1,800	258,282

Chemicals - Diversified 3.07%
LyondellBasell Industries N.V., Class A	2,200	239,052
PPG Industries, Inc.	1,300	255,762
Westlake Chemical Corp.	2,500	216,475
		711,289

Chemicals - Specialty 1.73%
Methanex Corp.	6,000	400,800

Computer Services 0.98%
International Business Machines Corp. (IBM)	1,200	227,796

Computers 4.35%
Apple, Inc.	10,000	1,007,500

Computers - Memory Devices 2.03%
NetApp, Inc.	5,600	240,576
Seagate Technology plc	4,000	229,080
		469,656

Distribution/Wholesale 0.93%
Fossil Group, Inc.	2,300	215,970	*

Diversified Manufacturing Operations 1.93%
Illinois Tool Works, Inc.	2,700	227,934
Ingersoll-Rand plc	3,900	219,804
		447,738

E-Commerce/Services 3.00%
The Priceline Group, Inc.	600	695,148	*

Electric - Generation 0.98%
AES Corp.	16,000	226,880

Electric - Integrated 3.50%
Consolidated Edison, Inc.	4,300	243,638
FirstEnergy Corp.	5,100	171,207
TECO Energy, Inc.	10,000	173,800
Wisconsin Energy Corp.	5,200	223,600
		812,245

Electronic Components - Semiconductors 1.53%
Microchip Technology, Inc.	7,500	354,225

Finance - Investment Banker/Broker 1.90%
The Charles Schwab Corp.	15,000	440,850

Food - Miscellaneous/Diversified 0.98%
General Mills, Inc.	4,500	227,025

Gold Mining 0.98%
Royal Gold, Inc.	3,500	227,290

Gold/Mineral Royalty Companies 1.26%
Franco-Nevada Corp.	6,000	293,280

Internet Content - Entertainment 2.73%
Facebook, Inc., Class A	8,000	632,320	*

Internet Infrastructure Software 1.28%
F5 Networks, Inc.	2,500	296,850	*

Internet Security 0.95%
VeriSign, Inc.	4,000	220,480	*

Machinery - General Industrial 2.10%
Wabtec Corp.	6,000	486,240

Medical - Biomedical/Gene 6.63%
Biogen Idec, Inc.	2,500	827,025	*
Celgene Corp.	3,000	284,340	*
Gilead Sciences, Inc.	4,000	425,800	*
		1,537,165

Medical - Drugs 3.22%
Jazz Pharmaceuticals plc	1,500	240,840	*
Pfizer, Inc.	6,500	192,205
Salix Pharmaceuticals Ltd.	2,000	312,480	*
		745,525

Medical - Generic Drugs 2.44%
Actavis plc	1,500	361,920	*
Mylan, Inc.	4,500	204,705	*
		566,625

Medical - HMO 1.03%
WellPoint, Inc.	2,000	239,240

Medical Instruments 1.00%
Intuitive Surgical, Inc.	500	230,910	*

Medical Labs & Testing Services 1.91%
Laboratory Corp. of America Holdings	2,200	223,850	*
Quest Diagnostics, Inc.	3,600	218,448
		442,298

Multi-line Insurance 2.05%
The Allstate Corp.	3,900	239,343
XL Group plc, Class A	7,100	235,507
		474,850

Multimedia 0.93%
Viacom, Inc., Class B	2,800	215,432

Office Supplies & Forms 0.96%
Avery Dennison Corp.	5,000	223,250

Oil - Field Services 3.42%
Halliburton Co.	6,000	387,060
Schlumberger Ltd.	4,000	406,760
		793,820

Oil Companies - Exploration & Production 1.36%
Southwestern Energy Co.	9,000	314,550	*

Oil Companies - Integrated 2.06%
Hess Corp.	2,400	226,368
Phillips 66	3,100	252,061
		478,429

Oil Field Machinery & Equipment 1.00%
Cameron International Corp.	3,500	232,330	*

Oil Refining & Marketing 1.10%
Marathon Petroleum Corp.	3,000	254,010

Paper & Related Products 0.97%
MeadWestvaco Corp.	5,500	225,170

Property/Casualty Insurance 1.01%
The Travelers Companies, Inc.	2,500	234,850

Real Estate Management/Services 1.28%
CBRE Group, Inc., Class A	10,000	297,400	*

Rental Auto/Equipment 1.92%
United Rentals, Inc.	4,000	444,400	*

Retail - Building Products 1.03%
Lowe's Companies, Inc.	4,500	238,140

Retail - Regional Department Stores 1.11%
Kohl's Corp.	4,200	256,326

Saving & Loan/Thrifts - Eastern US 1.00%
People's United Financial, Inc.	16,000	231,520

Security Services 0.86%
The ADT Corp.	5,600	198,576

Telecom - Equipment Fiber Optics 0.92%
Corning, Inc.	11,000	212,740

Telephone - Integrated 2.06%
AT&T, Inc.	7,200	253,728
Verizon Communications, Inc.	4,500	224,955
		478,683

Tobacco 3.04%
Lorillard, Inc.	4,000	239,640
Philip Morris International, Inc.	2,600	216,840
Reynolds American, Inc.	4,200	247,800
		704,280

Transportation - Services 1.00%
C.H. Robinson Worldwide, Inc.	3,500	232,120

Web Portals/Internet Service Providers 3.30%
Google, Inc., Class A	1,300	764,933	*

Total Common Stocks		21,373,622
(cost $18,878,924)

Real Estate Investment Trust (REIT) 0.99%

General Growth Properties, Inc.	9,700	228,435
(cost $237,735)

Master Limited Partnership 0.18%	Units

Pipelines 0.18%
Cone Midstream Partners L.P.	1,500	42,150	*
(cost $33,000)

Total Investments 93.38%		21,644,207
(cost $19,149,659)
Other assets and liabilities, net 6.62%		1,535,134

Net Assets 100%		$23,179,341

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	September 30, 2014

Common Stocks 86.78%	Shares	Value

Applications Software 1.12%
Verint Systems, Inc.	10,000	$556,100	*

Automotive - Cars & Light Trucks 2.92%
Tesla Motors, Inc.	6,000	1,456,080	*

Automotive - Truck Trailers 0.80%
Wabash National Corp.	30,000	399,600	*

Building - Residential/Commercial 0.92%
LGI Homes, Inc.	25,000	459,000	*

Building Products - Cement/Aggregates 2.04%
Eagle Materials, Inc.	10,000	1,018,300

Chemicals - Diversified 3.27%
PPG Industries, Inc.	3,000	590,220
Westlake Chemical Corp.	12,000	1,039,080
		1,629,300

Chemicals - Specialty 1.88%
Methanex Corp.	14,000	935,200

Coal 0.01%
Pacific Coal Resources Ltd.	39,830	6,936	*

Computers 4.55%
Apple, Inc.	22,500	2,266,875

E-Commerce/Services 3.02%
The Priceline Group, Inc.	1,300	1,506,154	*

Electric - Generation 0.52%
Pacific Power Generation Corp. (RS)	349,057	260,396	*@#

Electronic Components - Semiconductors 7.54%
Ambarella, Inc.	15,000	655,050	*
Cavium, Inc.	20,000	994,600	*
Microchip Technology, Inc.	20,000	944,600
Skyworks Solutions, Inc.	20,000	1,161,000
		3,755,250

Energy - Alternate Sources 0.13%
Pacific Green Energy Corp. (RS)	100,000	64,770	*@#

Finance - Commercial 1.76%
IOU Financial, Inc.	1,959,000	874,788	*

Finance - Investment Banker/Broker 3.53%
Canaccord Financial, Inc.	10,000	99,938
The Charles Schwab Corp.	30,000	881,700
Difference Capital Financial, Inc.	11,900	14,560	*
Lazard Ltd., Class A	15,000	760,500
		1,756,698

Gold Mining 0.98%
Gran Colombia Gold Corp.	2,232	1,834	*
Royal Gold, Inc.	7,500	487,050
		488,884

Gold/Mineral Royalty Companies 1.47%
Franco-Nevada Corp.	15,000	733,200

Human Resources 1.51%
Team Health Holdings, Inc.	13,000	753,870	*

Internet Content - Entertainment 3.17%
Facebook, Inc., Class A	20,000	1,580,800	*

Internet Content - Information/Network 0.75%
YY, Inc., Sponsored ADR	5,000	374,450	*

Internet Infrastructure Software 1.31%
F5 Networks, Inc.	5,500	653,070	*

Machinery - General Industrial 3.18%
DXP Enterprises, Inc.	5,000	368,400	*
Wabtec Corp.	15,000	1,215,600
		1,584,000

Medical - Biomedical/Gene 8.05%
Alexion Pharmaceuticals, Inc.	4,000	663,280	*
Biogen Idec, Inc.	5,500	1,819,455	*
Celgene Corp.	6,000	568,680	*
Gilead Sciences, Inc.	9,000	958,050	*
		4,009,465

Medical - Drugs 4.09%
Grifols S.A., Sponsored ADR	22,000	772,860
Jazz Pharmaceuticals plc	3,500	561,960	*
Salix Pharmaceuticals Ltd.	4,500	703,080	*
		2,037,900

Medical - Generic Drugs 2.61%
Actavis plc	3,500	844,480	*
Mylan, Inc.	10,000	454,900	*
		1,299,380

Medical - Hospitals 0.00%
African Medical Investments plc	1,000,000	0	*@#

Medical - Wholesale Drug Distribution 1.56%
McKesson Corp.	4,000	778,680

Oil - Field Services 3.78%
Halliburton Co.	15,000	967,650
Schlumberger Ltd.	9,000	915,210
		1,882,860

Oil - US Royalty Trusts 0.52%
BP Prudhoe Bay Royalty Trust	2,000	188,460
San Juan Basin Royalty Trust	3,600	68,400
		256,860

Oil Companies - Exploration & Production 4.01%
Concho Resources, Inc.	6,000	752,340	*
Kodiak Oil & Gas Corp.	35,000	474,950	*
Southwestern Energy Co.	22,000	768,900	*
		1,996,190

Professional Sports 0.34%
Manchester United plc, Class A	10,108	166,580	*

Quarrying 2.05%
Compass Minerals International, Inc.	1,700	143,276
Pacific Stone Tech, Inc. (RS)	4,162	876,476	*@#
		1,019,752

Real Estate Management/Services 1.49%
CBRE Group, Inc., Class A	25,000	743,500	*

Real Estate Operating/Development 1.12%
Pacific Infrastructure Ventures, Inc. (RS)	426,533	555,730	*@#

Reinsurance 0.51%
Argo Group International Holdings Ltd.	5,000	251,550

Rental Auto/Equipment 2.23%
United Rentals, Inc.	10,000	1,111,000	*

Retail - Automobile 0.91%
Lithia Motors, Inc., Class A	6,000	454,140

Transportation - Truck 2.84%
Old Dominion Freight Line, Inc.	20,000	1,412,800	*

Web Portals/Internet Service Providers 3.54%
Google, Inc., Class A	3,000	1,765,230	*

Wireless Equipment 0.75%
Ubiquiti Networks, Inc.	10,000	375,300	*

Total Common Stocks		43,230,638
(cost $36,793,205)

Warrants 0.00%

Gold Mining 0.00%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	3,700	0	*@#
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	250	46	*

Total Warrants		46
(cost $0)

Master Limited Partnerships 0.66%	Units

Commercial Services 0.46%
Emerge Energy Services L.P.	2,000	230,600

Pipelines 0.20%
Cone Midstream Partners L.P.	3,500	98,350	*

Total Master Limited Partnerships		328,950
(cost $281,356)

Gold-Linked Notes 0.52%	Principal Amount

Gold Mining 0.52%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$ 15,000	10,050
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	370,000	247,900

Total Gold-Linked Notes		257,950
(cost $379,500)

Silver-Linked Note 0.29%

Gold Mining 0.29%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	424,000	143,206
(cost $340,261)

Corporate Notes 0.89%

Coal 0.40%
Pacific Coal Resources Ltd., 15.60%, maturity 12/11/14 (RS)	200,000	200,000	@#

Electric - Generation 0.49%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	243,750	243,750	@#

Total Corporate Notes		443,750
(cost $443,750)

Total Investments 89.14%		44,404,540
(cost $38,238,072)
Other assets and liabilities, net 10.86%		5,410,338

Net Assets 100%		$ 49,814,878

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	September 30, 2014

Common Stocks 89.48%	Shares	Value

Agricultural Chemicals 1.45%
Agrium, Inc.	47,000	$ 4,183,000

Agricultural Operations 0.40%
Agriterra Ltd.	69,849,776	1,147,918	*+

Buildings Products - Wood 1.06%
Conifex Timber, Inc.	425,000	3,047,915	*

Chemicals - Diversified 2.90%
LyondellBasell Industries N.V., Class A	45,000	4,889,700
Westlake Chemical Corp.	40,000	3,463,600
		8,353,300

Chemicals - Specialty 1.02%
Methanex Corp.	44,000	2,939,200

Coal 0.52%
Pacific Coal Resources Ltd.	4,365,414	760,253	*+
Sable Mining Africa Ltd.	28,061,000	724,240	*
Walter Energy, Inc., 144A	4,293	10,003	*
		1,494,496

Containers - Paper/Plastic 0.97%
Packaging Corporation of America	44,000	2,808,080

Diamonds/Precious Stones 0.01%
Diamond Fields International Ltd.	1,800,000	16,076	*
Rockwell Diamonds, Inc., 144A	63,333	19,231	*
		35,307

Diversified Minerals 1.00%
African Potash Ltd.	14,425,000	702,416	*
Calibre Mining Corp.	581,000	75,239	*
Canada Zinc Metals Corp.	1,000,000	433,152	*
Dundee Sustainable Technologies, Inc.	3,587,500	656,816	*
Encanto Potash Corp., 144A	3,000,000	241,136	*
Lithium Americas Corp.	953,334	272,454	*
Meryllion Resources Corp.	200,000	12,057	*
Niocan, Inc., 144A	362,069	17,785	*
RB Energy, Inc.	71,734	9,930	*
Woulfe Mining Corp.	5,585,100	448,923	*
		2,869,908

Electric - Generation 1.26%
Pacific Power Generation Corp. (RS)	4,868,396	3,631,823	*@#

Energy - Alternate Sources 1.45%
Green Plains, Inc.	70,000	2,617,300
Pacific Green Energy Corp. (RS)	2,400,000	1,554,480	*+@#
		4,171,780

Finance - Investment Banker/Broker 0.04%
Aberdeen International, Inc.	813,250	105,315	*

Food - Miscellaneous/Diversified 0.78%
Cal-Maine Foods, Inc.	25,000	2,233,250

Forestry 0.84%
Prima Colombia Hardwood, Inc.	15,265,832	34,085	*
Western Forest Products, Inc.	1,200,000	2,400,643
		2,434,728

Gold Mining 2.52%
Chesapeake Gold Corp., 144A	52,400	137,119	*
Corona Minerals Ltd.	100,000	876	*@#
Gran Colombia Gold Corp.	685,290	563,068	*
Kinross Gold Corp., 144A	1	3	*
Klondex Mines Ltd.	2,200,000	3,517,013	*
NGEx Resources, Inc.	900,400	1,511,791	*
Rusoro Mining Ltd.	3,119,433	69,649	*
Sunridge Gold Corp.	4,600,000	616,237	*+
Sunridge Gold Corp., 144A	6,333,788	848,502	*+
		7,264,258

Medical - Hospitals 0.00%
African Medical Investments plc	2,507,500	0	*@#

Metal - Aluminum 1.49%
Alcoa, Inc.	250,000	4,022,500
Century Aluminum Co.	10,000	259,700	*
		4,282,200

Metal - Copper 0.09%
Catalyst Copper Corp.	60,000	28,936	*
Catalyst Copper Corp., 144A	166,666	80,378	*
Los Andes Copper Ltd.	754,000	143,097	*
Verona Development Corp.	708,800	0	*@#
		252,411

Metal - Diversified 1.69%
Bell Copper Corp.	500,000	8,931	*
GoviEx Uranium, Inc., Class A	188,750	126,429	*
GoviEx Uranium, Inc., 144A, Class A (RS)	58,000	36,907	*@#
GoviEx Uranium, Inc., 144A, Class B (RS)	566,250	333,772	*@#
Ivanhoe Mines Ltd., Class A	250,000	254,532	*
Kaizen Discovery, Inc.	200,000	78,593	*
Mandalay Resources Corp.	4,500,000	4,018,934
Orsu Metals Corp., 144A	147,605	3,955	*
		4,862,053

Metal - Iron 1.70%
Fortescue Metals Group Ltd.	1,600,000	4,842,818
Oceanic Iron Ore Corp.	200,000	30,365	*
West African Iron Ore Corp., 144A	2,925,000	32,654	*
		4,905,837

Mining Services 0.36%
Bounty Mining Ltd.	22,000,000	500,843	*@#
Natasa Mining Ltd.	1,036,350	537,642	*
		1,038,485

Natural Resource Technology 0.02%
I-Pulse, Inc., 144A (RS)	15,971	54,940	*@#

Non - Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A	500,000	9,700	*

Oil - Field Services 4.28%
Halliburton Co.	98,000	6,321,980
Raise Production, Inc.	125,000	154,059	*
Savanna Energy Services Corp.	475,000	3,003,483
Targa Resources Corp.	21,000	2,859,570
		12,339,092

Oil - US Royalty Trusts 0.34%
BP Prudhoe Bay Royalty Trust	7,512	707,856
San Juan Basin Royalty Trust	14,400	273,600
		981,456

Oil & Gas Drilling 5.42%
CanElson Drilling, Inc.	650,000	3,732,696
Helmerich & Payne, Inc.	44,000	4,306,280
Noble Corporation plc	150,000	3,333,000
Patterson-UTI Energy, Inc.	130,000	4,228,900
		15,600,876

Oil Companies - Exploration & Production 28.50%
Africa Oilfield Logistics Ltd.	67,534,983	10,385,786	*+
Anadarko Petroleum Corp.	60,000	6,086,400
BNK Petroleum, Inc.	2,045,700	1,699,117	*
Bonterra Energy Corp.	5,000	253,238
Cabot Oil & Gas Corp.	160,000	5,230,400
Canadian Natural Resources Ltd.	118,000	4,583,120
Cimarex Energy Co.	41,000	5,187,730
CNOOC Ltd., Sponsored ADR	26,000	4,486,040
Devon Energy Corp.	77,000	5,249,860
EOG Resources, Inc.	62,000	6,139,240
Horn Petroleum Corp., 144A	2,110,889	254,506	*
Ivanhoe Energy, Inc.	18,719	30,259	*
Occidental Petroleum Corp.	58,000	5,576,700
Petroamerica Oil Corp.	11,158,000	2,939,725	*
Petromanas Energy, Inc.	1,000,000	196,481	*
Peyto Exploration & Development Corp.	120,000	3,787,443
QEP Resources, Inc.	110,000	3,385,800
Range Energy Resources, Inc.	100,000	2,679	*
Range Energy Resources, Inc., 144A	15,000,000	401,893	*
Royalite Petroleum Co., Inc.	2,266,333	3,626	*
ShaMaran Petroleum Corp.	750,000	217,692	*
SM Energy Co.	37,000	2,886,000
TransGlobe Energy Corp.	700,000	4,256,000
U.S. Oil Sands, Inc.	7,777,777	625,167	*
U.S. Oil Sands, Inc., 144A	9,900,000	795,749	*
Whitecap Resources, Inc.	275,000	3,936,992
Woodside Petroleum Ltd.	99,000	3,510,500
		82,108,143

Oil Companies - Integrated 11.18%
Cenovus Energy, Inc.	180,000	4,838,400
Chevron Corp.	46,000	5,488,720
Pacific Rubiales Energy Corp.	200,000	3,354,470
Phillips 66	54,000	4,390,740
Sasol Ltd., Sponsored ADR	62,000	3,378,380
Suncor Energy, Inc.	170,000	6,145,500
YPF S.A., Sponsored ADR	125,000	4,623,750
		32,219,960

Oil Field Machinery & Equipment 1.45%
National-Oilwell Varco, Inc.	55,000	4,185,500

Oil Refining & Marketing 7.47%
Delek US Holdings, Inc.	110,000	3,643,200
Marathon Petroleum Corp.	61,000	5,164,870
Tesoro Corp.	55,000	3,353,900
Valero Energy Corp.	125,000	5,783,750
Western Refining, Inc.	85,000	3,569,150
		21,514,870

Platinum 0.59%
Platinum Group Metals Ltd.	1,900,000	1,691,000	*

Precious Metals 0.27%
Fortress Minerals Corp.	150,000	770,296	*

Quarrying 1.66%
Pacific Stone Tech, Inc. (RS)	22,659	4,771,759	*+@#

Real Estate Operating/Development 3.37%
Pacific Infrastructure Ventures, Inc. (RS)	7,443,544	9,698,193	*@#

Rental Auto/Equipment 0.70%
Black Diamond Group Ltd.	95,000	2,020,988

Steel - Producers 0.95%
United States Steel Corp.	70,000	2,741,900

Transportation - Rail 1.73%
Union Pacific Corp.	46,000	4,987,320

Total Common Stocks		257,757,257
(cost $347,185,955)

Warrants 0.67%

Diversified Minerals 0.00%
Encanto Potash Corp., 144A, Warrants (October 2015)	1,500,000	0	*@#

Gold Mining 0.66%
Dundee Precious Metals, Inc., Warrants (November 2015)	741,195	1,072,373	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	86,150	0	*@#
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	59,500	11,026	*
New Gold, Inc., 144A, Warrants (June 2017)	822,570	639,132	*
Sunridge Gold Corp., 144A, Warrants (October 2017)	6,333,788	169,701	*
		1,892,232

Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	83,333	0	*@#

Metal - Iron 0.00%
West African Iron Ore Corp., 144A, Warrants (March 2016)	2,925,000	13,061	*

Oil Companies - Exploration & Production 0.01%
Petroamerica Oil Corp., 144A, Warrants (October 2014)	8,000,000	35,724	*

Total Warrants		1,941,017
(cost $943,172)

Master Limited Partnerships 4.13%	Units

Commercial Services 1.44%
Emerge Energy Services L.P.	36,000	4,150,800

Pipelines 1.44%
Plains GP Holdings L.P., Class A	135,000	4,137,750

Quarrying 1.25%
Hi-Crush Partners L.P.	70,000	3,609,200

Total Master Limited Partnerships		11,897,750
(cost $12,181,395)

Convertible Bond 0.10%	Principal Amount

Diversified Minerals 0.10%
Great Western Minerals Group Ltd., 144A, 8.00%, maturity 04/06/17	$ 1,000,000	300,000
(cost $1,000,000)

Gold-Linked Notes 2.08%

Gold Mining 2.08%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	332,000	222,440
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	8,615,000	5,772,050

Total Gold-Linked Notes		5,994,490
(cost $8,822,210)

Silver-Linked Notes 0.79%

Gold Mining 0.79%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	4,705,000	1,589,114
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	2,000,000	675,500

Total Silver-Linked Notes		2,264,614
(cost $5,786,165)

Corporate Notes 1.12%

Coal 0.10%
Pacific Coal Resources Ltd., 15.60%, maturity 12/11/14 (RS)	300,000	300,000	@#

Electric - Generation 1.02%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	2,925,000	2,925,000	@#

Total Corporate Notes		3,225,000
(cost $3,225,000)

Total Investments 98.37%		283,380,128
(cost $379,143,897)
Other assets and liabilities, net 1.63%		4,697,399

Net Assets 100%		$ 288,077,527

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	September 30, 2014

Common Stocks 85.67%	Shares	Value

Agricultural Operations 0.49%
Agriterra Ltd.	38,536,200	$ 633,308	*

Coal 0.50%
Pacific Coal Resources Ltd.	1,178,164	205,182	*
Sable Mining Africa Ltd.	17,014,032	439,124	*
		644,306

Diamonds/Precious Stones 2.28%
Lucapa Diamond Co., Ltd.	1,000,000	336,577
Lucara Diamond Corp.	1,050,000	2,025,543
Northern Superior Resources, Inc., Class A	1,510,900	43,855	*
Olivut Resources Ltd.	645,000	86,407	*
Petra Diamonds Ltd.	125,000	384,217	*
Rockwell Diamonds, Inc., 144A	171,667	52,127	*
		2,928,726

Diversified Minerals 2.37%
Adamera Minerals Corp.	119,543	6,406	*
African Potash Ltd.	2,450,000	119,301	*
Aldridge Minerals, Inc.	1,336,000	226,704	*
Amarc Resources Ltd.	695,545	71,437	*
Burey Gold Ltd.	7,000,000	113,255	*
Calibre Mining Corp.	4,513,000	584,429	*
Duketon Mining Ltd.	2,375,000	384,717	*
Elissa Resources Ltd., 144A	36,250	1,295	*
Indochine Mining Ltd.	4,000,000	66,535	*
Lundin Mining Corp.	150,000	740,823	*
RB Energy, Inc.	116,177	16,082	*
Riverside Resources, Inc.	956,000	303,099	*
Rubicon Minerals Corp.	300,000	407,252	*
		3,041,335

Finance - Investment Banker/Broker 0.25%
Aberdeen International, Inc.	1,547,000	200,335	*
Difference Capital Financial, Inc.	96,000	117,460	*
		317,795

Gold Mining 56.39%
ABM Resources NL	1,000,000	284,560
Agnico-Eagle Mines Ltd.	23,608	685,340
Alacer Gold Corp.	300,000	562,651
Almaden Minerals Ltd.	600,000	793,070	*
AuRico Gold, Inc.	150,000	523,500
Canyon Resources Ltd.	10,006,593	419,855	*+
Caza Gold Corp.	292,500	9,143	*
CB Gold, Inc.	8,562,858	650,034	*+
Chalice Gold Mines Ltd.	4,814,836	526,887	*
Chesapeake Gold Corp., 144A	192,199	502,941	*
Choice Gold Corp.	975,000	13,061	*
Choice Gold Corp., 144A	870,000	11,655	*
Cia de Minas Buenaventura S.A., Sponsored ADR	20,000	231,600
Comstock Mining, Inc.	2,165,000	2,619,650	*
Corona Minerals Ltd.	1,625,000	14,229	*@#
Coventry Resources, Inc.	1,810,000	12,124	*
Doray Minerals Ltd.	1,200,000	502,510	*
Dundee Precious Metals, Inc.	375,234	1,491,284	*
Eastmain Resources, Inc.	1,631,000	356,877	*
Edgewater Exploration Ltd.	500,000	22,327	*
Giyani Gold Corp.	500,000	160,757	*@#
Gold Fields Ltd., Sponsored ADR	65,000	253,500
Gold Standard Ventures Corp.	2,350,000	1,527,500	*
Gran Colombia Gold Corp.	1,217,562	1,000,408	*+
Guyana Goldfields, Inc.	300,000	691,257	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	450,000	972,000	*
IAMGOLD Corp.	80,000	220,800
IDM Mining Ltd.	95,000	30,120	*
Integra Gold Corp.	1,384,500	296,758	*
Kaminak Gold Corp., Class A	1,000,000	687,684	*
Kilo Goldmines Ltd.	251,000	33,625	*
Kirkland Lake Gold, Inc.	612,700	2,708,641	*
Klondex Mines Ltd.	6,043,208	9,660,929	*
Lake Shore Gold Corp.	475,000	483,612	*
Lexam VG Gold, Inc.	2,380,000	223,185	*
Lexam VG Gold, Inc., 144A	2,406,501	225,670	*
Malbex Resources, Inc.	450,000	7,033	*
Malbex Resources, Inc., 144A	1,333,333	20,839	*
Mammoth Resources Corp.	3,641,800	105,706	*+
Midway Gold Corp.	1,650,000	1,716,000	*
Mirasol Resources Ltd.	2,105,000	2,199,562	*
Nevsun Resources Ltd.	75,000	270,750
Newmont Mining Corp.	12,000	276,600
NGEx Resources, Inc.	2,340,100	3,929,077	*
Northern Star Resources Ltd.	325,000	352,411
OceanaGold Corp.	5,348	11,033	*
Panoro Minerals Ltd.	2,150,000	710,458	*
Petaquilla Minerals Ltd., 144A	2,660,000	106,904	*
Pilot Gold, Inc.	1,050,000	965,884	*
Pretium Resources, Inc.	600,000	3,127,384	*
Pure Gold Mining, Inc.	3,900,000	1,271,323	*
Radius Gold, Inc.	3,950,000	317,496	*
Radius Gold, Inc., 144A	125,000	10,047	*
Randgold Resources Ltd., Sponsored ADR	20,000	1,351,800
Redstar Gold Corp.	4,000,000	178,619	*
Renaissance Gold, Inc.	625,000	216,297	*
Rio Alto Mining Ltd.	250,000	596,142	*
Romarco Minerals, Inc.	2,882,000	1,878,950	*
Royal Gold, Inc.	20,000	1,298,800
Rusoro Mining Ltd.	6,325,900	141,241	*
Rye Patch Gold Corp.	4,596,500	656,819	*
Rye Patch Gold Corp., 144A	1,800,000	257,212	*
Seabridge Gold, Inc.	175,000	1,407,000	*
Seafield Resources Ltd., 144A	1,300,000	5,805	*@#
Silver Lake Resources Ltd.	1,000,000	338,528	*
Solvista Gold Corp.	50,000	5,135	*
Solvista Gold Corp., 144A	2,620,000	269,090	*
Sunridge Gold Corp.	2,400,921	321,638	*
Sunridge Gold Corp., 144A	1,900,000	254,532	*
Taurus Gold Ltd., 144A (RS)	2,448,381	1,816,944	*@#
Teranga Gold Corp.	2,425,000	1,624,319	*
Timmins Gold Corp.	600,000	755,559	*
Tolima Gold, Inc., 144A	4,100,000	128,160	*
Torex Gold Resources, Inc.	1,520,200	1,995,797	*
TriStar Gold, Inc.	8,000,000	1,428,954	*+
Virginia Mines, Inc.	805,200	9,168,795	*
Wesdome Gold Mines Ltd.	841,500	586,202	*
West Kirkland Mining, Inc.	4,350,000	466,196	*
Yamana Gold, Inc.	86,030	516,180
		72,472,965

Gold/Mineral Royalty Companies 0.57%
Franco-Nevada Corp.	15,000	733,200

Investment Companies 0.00%
Invictus Financial, Inc.	49,800	3,558	*@#

Medical - Hospitals 0.00%
African Medical Investments plc	4,637,500	0	*@#

Metal - Copper 0.04%
Catalyst Copper Corp.	52,133	25,142	*
Catalyst Copper Corp., 144A	66,666	32,151	*
Verona Development Corp.	48,500	0	*@#
		57,293

Metal - Diversified 10.08%
Atico Mining Corp.	1,085,000	678,307	*
Balmoral Resources Ltd.	150,000	206,305	*
Balmoral Resources Ltd. (RS)	1,000,000	1,306,600	*@#
Bell Copper Corp.	400,000	7,145	*
Cardinal Resources Ltd.	3,000,000	111,639
Dalradian Resources, Inc.	1,800,000	1,109,226	*
First Point Minerals Corp.	2,000,000	98,241	*
Foran Mining Corp.	1,085,000	208,337	*
Ivanhoe Mines Ltd., Class A	100,000	101,813	*
Mandalay Resources Corp.	3,004,100	2,682,951
Mariana Resources Ltd.	4,300,000	144,679	*
Mineral Mountain Resources Ltd.	7,000,000	250,067	*
Nevada Sunrise Gold Corp.	250,000	136,197	*
Novo Resources Corp.	1,124,800	984,464	*
Orex Minerals, Inc.	8,041,500	2,226,369	*+
Orsu Metals Corp.	289,800	7,764	*
Orsu Metals Corp., 144A	1,800,000	48,227	*
Reservoir Minerals, Inc.	164,600	661,516	*
Silver Bull Resources, Inc.	2,350,000	517,000	*
Temex Resources Corp.	2,500,000	133,964	*
Trevali Mining Corp.	1,295,000	1,330,044	*
		12,950,855

Mining Services 0.88%
Argent Minerals Ltd.	7,100,000	191,358	*
Energold Drilling Corp.	200,000	267,929	*
Natasa Mining Ltd.	1,300,849	674,860	*
		1,134,147

Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.	2,000,000	0	*@#

Platinum 1.56%
Pacific North West Capital Corp.	430,555	17,304	*
Platinum Group Metals Ltd.	2,250,000	1,989,372	*
		2,006,676

Precious Metals 5.15%
Candente Gold Corp.	765,000	22,205	*+
Candente Gold Corp., 144A	4,875,000	141,500	*+
Fortress Minerals Corp.	186,242	956,409	*
Fortress Minerals Corp., 144A	70,000	359,471	*
Pan African Resources plc	6,500,000	1,238,187
Roxgold, Inc.	3,500,000	2,375,636	*
Santana Minerals Ltd.	2,400,000	77,753	*
Solitario Exploration & Royalty Corp.	1,027,500	1,233,000	*
U.S. Silver & Gold, Inc.	650,000	214,790	*
		6,618,951

Silver Mining 5.11%
First Majestic Silver Corp.	200,000	1,560,000	*
Fortuna Silver Mines, Inc.	110,000	446,600	*
MAG Silver Corp.	475,000	3,533,759	*
Santacruz Silver Mining Ltd.	1,025,000	622,488	*
Silver Wheaton Corp.	20,000	398,600
		6,561,447

Total Common Stocks		110,104,562
(cost $222,015,709)

Exchange-Traded Funds (ETF) 0.85%

Direxion Daily Gold Miners Bull 3X Shares	13,200	302,016	*
Direxion Daily Junior Gold Miners Index Bull 3X Shares	24,200	286,044
ETFS Platinum Trust	4,000	505,160	*
Market Vectors Gold Miners ETF	20	427
Market Vectors Junior Gold Miners ETF	8	269	*

Total Exchange-Traded Funds		1,093,916
(cost $1,487,975)

Warrants 3.05%

Diamonds/Precious Stones 0.05%
Lucapa Diamond Co., Ltd., Warrants (August 2015)	500,000	61,292	*

Diversified Minerals 0.00%
Rubicon Minerals Corp., Warrants (March 2015)	46,000	3,287	*

Finance - Investment Banker/Broker 0.00%
Difference Capital Financial, Inc., 144A, Warrants (October 2014)	50,000	0	*@#

Gold Mining 2.36%
Alamos Gold, Inc., Warrants (August 2018)	110,000	49,120	*
Canyon Resources Ltd., Warrants (January 2017)	6,168,864	97,226	*
Crystallex International Corp., 144A, Warrants (December 2049)	162,500	0	*@#
Dundee Precious Metals, Inc., Warrants (November 2015)	1,492,039	2,158,706	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	58,450	0	*@#
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	96,250	17,837	*
New Gold, Inc., Warrants (June 2017)	500,000	388,497	*
New Gold, Inc., 144A, Warrants (June 2017)	352,530	273,914	*
Sunridge Gold Corp., 144A, Warrants (October 2017)	1,900,000	50,906	*
Tolima Gold, Inc., 144A, Warrants (March 2016)	1,625,000	0	*@#
Tolima Gold, Inc., 144A, Warrants (December 2016)	425,000	0	*@#
Veris Gold Corp., Warrants (August 2016)	250,000	0	*@#
Veris Gold Corp., Warrants (December 2016)	282,200	0	*@#
		3,036,206

Gold/Mineral Royalty Companies 0.59%
Franco-Nevada Corp., Warrants (June 2017)	130,000	760,472	*

Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	33,333	0	*@#

Metal - Diversified 0.03%
Dalradian Resources, Inc., Warrants (July 2017)	28,000	2,000	*
HudBay Minerals, Inc., Warrants (July 2018)	17,000	18,219	*
Orex Minerals, Inc., 144A, Warrants (November 2015)	1,250,000	11,164	*@#
Orex Minerals, Inc., 144A, Warrants (March 2016)	600,000	5,359	*@#
		36,742

Precious Metals 0.02%
Primero Mining Corp., Warrants (July 2015)	60,000	17,147	*
Santana Minerals Ltd., Warrants (March 2016)	400,000	0	*@#
		17,147

Total Warrants		3,915,146
(cost $4,061,319)

Special Warrants 0.00%

Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049) (RS)	600,000	0	*@#
(cost $300,000)

Rights 0.00%

Metal - Diversified 0.00%
Cardinal Resources Ltd. (October 2014)	1,500,000	0	@#
(cost $0)

Purchased Call Options 1.10%	Contracts

Exchange-Traded Funds 0.28%
Global X Silver Miners ETF, Strike Price 14, Expiration Oct. 2014	1,700	17,000
Market Vectors Gold Miners ETF, Strike Price 21, Expiration Jan. 2015	850	126,650
Market Vectors Gold Miners ETF, Strike Price 30, Expiration Jan. 2015	404	220,180
		363,830

Gold Mining 0.55%
AngloGold Ashanti Ltd., Strike Price 13, Expiration Jan. 2015	250	16,250
Eldorado Gold Corp., Strike Price 6, Expiration Oct. 2014	1,278	99,045
Eldorado Gold Corp., Strike Price 8, Expiration Jan. 2015	975	19,500
Eldorado Gold Corp., Strike Price 5, Expiration Jan. 2016	846	194,580
Gold Fields Ltd., Strike Price 5, Expiration Jan. 2015	500	62,500
Goldcorp, Inc., Strike Price 26, Expiration Oct. 2014	600	4,500
IAMGOLD Corp., Strike Price 4, Expiration Jan. 2015	1,617	12,128
IAMGOLD Corp., Strike Price 4, Expiration Jan. 2016	270	10,800
Kinross Gold Corp., Strike Price 3, Expiration Jan. 2015	650	29,900
New Gold, Inc., Strike Price 6, Expiration Nov. 2014	2,000	25,000
Newmont Mining Corp., Strike Price 25, Expiration Jan. 2015	825	58,575
Randgold Resources Ltd., Strike Price 67.50, Expiration Jan. 2015	223	95,890
Randgold Resources Ltd., Strike Price 65, Expiration Jan. 2016	58	61,480
Yamana Gold, Inc., Strike Price 10, Expiration Jan. 2015	1,509	6,790
Yamana Gold, Inc., Strike Price 8, Expiration Jan. 2016	314	15,229
		712,167

Gold/Mineral Royalty Companies 0.00%
Franco-Nevada Corp., Strike Price 55, Expiration Oct. 2014	400	4,000

Precious Metals 0.03%
Coeur Mining, Inc., Strike Price 7, Expiration Jan. 2015	2,100	26,250
Primero Mining Corp., Strike Price 7.50, Expiration Oct. 2014	2,000	14,000
		40,250

Silver Mining 0.24%
First Majestic Silver Corp., Strike Price 12.50, Expiration Jan. 2015	600	3,000
First Majestic Silver Corp., Strike Price 10, Expiration Jan. 2016	328	30,340
Pan American Silver Corp., Strike Price 13, Expiration Jan. 2015	402	11,055
Pan American Silver Corp., Strike Price 10, Expiration Jan. 2016	263	57,860
Silver Standard Resources, Inc., Strike Price 8, Expiration Jan. 2015	1,175	26,437
Silver Standard Resources, Inc., Strike Price 5, Expiration Jan. 2016	598	125,580
Silver Wheaton Corp., Strike Price 20, Expiration Jan. 2016	154	46,970
		301,242

Total Purchased Call Options		1,421,489
(cost $5,876,064)

Gold-Linked Notes 3.16%	Principal Amount

Gold Mining 3.16%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$ 215,000	144,050
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	5,845,000	3,916,150

Total Gold-Linked Notes		4,060,200
(cost $5,977,400)

Silver-Linked Notes 2.31%

Gold Mining 2.31%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	636,000	214,809
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	8,150,000	2,752,663

Total Silver-Linked Notes		2,967,472
(cost $8,613,472)

Corporate Note 0.61%

Electric - Generation 0.61%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	780,000	780,000	@#
(cost $780,000)

Total Investments 96.75%		124,342,785
(cost $249,111,939)
Other assets and liabilities, net 3.25%		4,174,999

Net Assets 100%		$ 128,517,784

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)		September 30, 2014

Common Stocks 74.16%	Shares	Value

Diamonds/Precious Stones 2.19%
Lucara Diamond Corp.	420,000	$ 810,217
Petra Diamonds Ltd.	275,000	845,277	*
		1,655,494

Diversified Minerals 1.31%
Lundin Mining Corp.	200,000	987,765	*

Gold Mining 55.12%
African Barrick Gold plc	550,000	1,948,582
Agnico-Eagle Mines Ltd.	39,952	1,159,807
Alacer Gold Corp.	800,000	1,500,402
AuRico Gold, Inc.	400,000	1,396,000
Centamin plc	875,000	867,303
Cia de Minas Buenaventura S.A., Sponsored ADR	75,000	868,500
Comstock Mining, Inc.	2,135,000	2,583,350	*
DRDGOLD Ltd., Sponsored ADR	150,000	510,000
Dundee Precious Metals, Inc.	253,466	1,007,345	*
Eldorado Gold Corp.	175,000	1,179,500
Gold Fields Ltd., Sponsored ADR	200,000	780,000
Goldcorp, Inc.	35,000	806,050
Gran Colombia Gold Corp.	473,417	388,982	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	300,000	648,000
IAMGOLD Corp.	240,000	662,400
Kirkland Lake Gold, Inc.	862,200	3,811,637
Klondex Mines Ltd.	3,671,192	5,868,923	*
Lake Shore Gold Corp.	925,000	941,770	*
Marlin Gold Mining Ltd.	401,050	318,777	*
Nevsun Resources Ltd.	230,000	830,300
Newmont Mining Corp.	35,000	806,750
Northern Star Resources Ltd.	2,000,000	2,168,684
Petaquilla Minerals Ltd.	100,000	4,019	*
Randgold Resources Ltd., Sponsored ADR	20,000	1,351,800
Rio Alto Mining Ltd.	400,000	953,827	*
Royal Gold, Inc.	40,000	2,597,600
Saracen Mineral Holdings Ltd.	2,000,000	626,224	*
Silver Lake Resources Ltd.	3,225,000	1,091,753	*
Teranga Gold Corp.	3,184,600	2,133,116	*
Timmins Gold Corp.	750,000	944,449	*
Yamana Gold, Inc.	145,590	873,540
		41,629,390

Gold/Mineral Royalty Companies 5.83%
Franco-Nevada Corp.	90,000	4,399,200

Medical - Hospitals 0.00%
African Medical Investments plc	2,000,000	0	*@#

Metal - Diversified 4.46%
Atico Mining Corp.	1,528,900	955,818	*
Mandalay Resources Corp.	2,704,100	2,415,022
		3,370,840

Precious Metals 1.36%
Pan African Resources plc	3,300,000	628,618
U.S. Silver & Gold, Inc.	1,213,000	400,831	*
		1,029,449

Retail - Jewelry 0.44%
Tiffany & Co.	3,441	331,403

Silver Mining 3.45%
First Majestic Silver Corp.	127,500	994,500	*
Fortuna Silver Mines, Inc.	200,000	812,000	*
Silver Wheaton Corp.	40,000	797,200
		2,603,700

Total Common Stocks		56,007,241
(cost $78,182,884)

Exchange-Traded Funds (ETF) 5.04%

Direxion Daily Gold Miners Bull 3X Shares	8,300	189,904	*
Direxion Daily Junior Gold Miners Index Bull 3X Shares	13,800	163,116
ETFS Palladium Trust	9,193	691,130	*
ETFS Platinum Trust	20,000	2,525,800	*
Market Vectors Gold Miners ETF	20	427
Market Vectors Junior Gold Miners ETF	8	269	*
SPDR Gold Trust	2,049	238,114	*

Total Exchange-Traded Funds		3,808,760
(cost $4,504,176)

Warrants 3.99%

Gold Mining 3.33%
Crystallex International Corp., 144A, Warrants (December 2049)	62,500	0	*@#
Dundee Precious Metals, Inc., Warrants (November 2015)	1,626,547	2,353,314	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	29,400	0	*@#
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	37,500	6,950	*
New Gold, Inc., Warrants (June 2017)	201,000	156,176	*
Veris Gold Corp., Warrants (August 2016)	250,000	0	*@#
Veris Gold Corp., Warrants (December 2016)	195,300	0	*@#
		2,516,440

Gold/Mineral Royalty Companies 0.62%
Franco-Nevada Corp., Warrants (June 2017)	80,000	467,982	*

Precious Metals 0.04%
Primero Mining Corp., Warrants (July 2015)	100,000	28,579	*

Total Warrants		3,013,001
(cost $4,030,896)

Purchased Call Options 1.25%	Contracts

Exchange-Traded Funds 0.27%
Global X Silver Miners ETF, Strike Price 14, Expiration Oct. 2014	1,000	10,000
Market Vectors Gold Miners ETF, Strike Price 21, Expiration Jan. 2015	450	67,050
Market Vectors Gold Miners ETF, Strike Price 30, Expiration Jan. 2015	227	123,715
		200,765

Gold Mining 0.62%
AngloGold Ashanti Ltd., Strike Price 13, Expiration Jan. 2015	150	9,750
Eldorado Gold Corp., Strike Price 6, Expiration Oct. 2014	722	55,955
Eldorado Gold Corp., Strike Price 8, Expiration Jan. 2015	595	11,900
Eldorado Gold Corp., Strike Price 5, Expiration Jan. 2016	493	113,390
Gold Fields Ltd., Strike Price 5, Expiration Jan. 2015	300	37,500
Goldcorp, Inc., Strike Price 26, Expiration Oct. 2014	350	2,625
IAMGOLD Corp., Strike Price 4, Expiration Jan. 2015	1,031	7,733
IAMGOLD Corp., Strike Price 4, Expiration Jan. 2016	180	7,200
Kinross Gold Corp., Strike Price 3, Expiration Jan. 2015	1,075	49,450
New Gold, Inc., Strike Price 6, Expiration Nov. 2014	1,200	15,000
New Gold, Inc., Strike Price 8, Expiration Jan. 2015	700	3,500
Newmont Mining Corp., Strike Price 25, Expiration Jan. 2015	500	35,500
Randgold Resources Ltd., Strike Price 67.50, Expiration Jan. 2015	132	56,760
Randgold Resources Ltd., Strike Price 65, Expiration Jan. 2016	39	41,340
Yamana Gold, Inc., Strike Price 10, Expiration Jan. 2015	1,509	6,790
Yamana Gold, Inc., Strike Price 8, Expiration Jan. 2016	314	15,229
		469,622

Gold/Mineral Royalty Companies 0.00%
Franco-Nevada Corp., Strike Price 55, Expiration Oct. 2014	225	2,250

Precious Metals 0.03%
Coeur Mining, Inc., Strike Price 7, Expiration Jan. 2015	1,200	15,000
Primero Mining Corp., Strike Price 7.50, Expiration Oct. 2014	1,200	8,400
		23,400

Silver Mining 0.33%
First Majestic Silver Corp., Strike Price 12.50, Expiration Jan. 2015	450	2,250
First Majestic Silver Corp., Strike Price 10, Expiration Jan. 2016	249	23,033
Pan American Silver Corp., Strike Price 13, Expiration Jan. 2015	567	15,592
Pan American Silver Corp., Strike Price 10, Expiration Jan. 2016	365	80,300
Silver Standard Resources, Inc., Strike Price 8, Expiration Jan. 2015	700	15,750
Silver Standard Resources, Inc., Strike Price 5, Expiration Jan. 2016	352	73,920
Silver Wheaton Corp., Strike Price 20, Expiration Jan. 2016	116	35,380
		246,225

Total Purchased Call Options		942,262
(cost $4,183,516)

Gold-Linked Notes 2.72%	Principal Amount

Gold Mining 2.72%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$ 125,000	83,750
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	2,940,000	1,969,800

Total Gold-Linked Notes		2,053,550
(cost $3,019,060)

Silver-Linked Notes 2.06%

Gold Mining 2.06%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	361,000	121,928
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	4,250,000	1,435,437

Total Silver-Linked Notes		1,557,365
(cost $4,518,429)

Corporate Note 0.39%

Electric - Generation 0.39%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	292,500	292,500	@#
(cost $292,500)

Total Investments 89.61%		67,674,679
(cost $98,731,461)
Other assets and liabilities, net 10.39%		7,848,399

Net Assets 100%		$ 75,523,078

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	September 30, 2014

Common Stocks 88.84%	Shares	Value

Airport Development/Maintenance 1.42%
TAV Havalimanlari Holding A.S.	150,000	$ 1,204,629

Automotive - Cars & Light Trucks 6.01%
Bayerische Motoren Werke AG	7,500	805,282
Ford Otomotiv Sanayi A.S.	100,000	1,146,362	*
Tofas Turk Otomobil Fabrikasi A.S.	560,200	3,144,357
		5,096,001

Automotive/Truck Parts & Equipment - Original 1.16%
Brembo S.p.A.	30,000	981,958

Building & Construction - Miscellaneous 0.45%
Enka Insaat ve Sanayi A.S.	168,750	384,804

Cellular Telecommunication 4.41%
KCell JSC, 144A, GDR	120,000	1,706,400
Turkcell Iletisim Hizmetleri A.S.	213,094	1,113,575	*
Turkcell Iletisim Hizmetleri A.S., Sponsored ADR	70,000	919,800	*
		3,739,775

Commercial Banks - Non US 25.34%
Alpha Bank A.E.	600,000	463,175	*
Bank Zachodni WBK S.A.	15,000	1,789,672
Erste Group Bank AG	120,285	2,742,053
Komercni Banka A.S.	14,000	3,333,744
OTP Bank plc	50,000	848,773
Piraeus Bank S.A.	250,000	422,408	*
Powszechna Kasa Oszczednosci Bank Polski S.A.	325,000	3,881,345
TBC Bank JSC, 144A, GDR	108,000	1,717,200	*
Turkiye Garanti Bankasi A.S.	800,000	2,806,493
Turkiye Halk Bankasi A.S.	235,000	1,411,735
Turkiye Is Bankasi, Class C	708,600	1,572,369
Yapi ve Kredi Bankasi A.S.	250,000	489,964
		21,478,931

Diversified Banking Institutions 2.22%
UniCredit SpA	240,000	1,879,517

Diversified Operations 1.96%
Haci Omer Sabanci Holding A.S.	395,000	1,660,429

Electric - Distribution 4.03%
Enea S.A.	180,000	879,256
Energa S.A.	350,000	2,537,325
		3,416,581

Electric - Generation 1.61%
CEZ A.S.	45,000	1,366,832

Electric - Integrated 1.40%
Public Power Corporation S.A.	100,000	1,186,350

Finance - Investment Banker/Broker 3.40%
Turkiye Sinai Kalkinma Bankasi A.S.	3,420,425	2,879,659

Food - Confectionery 1.02%
Ulker Biskuvi Sanayi A.S.	130,000	862,631

Machinery - Farm 1.68%
Turk Traktor ve Ziraat Makineleri A.S.	45,900	1,420,036

Medical - Drugs 3.20%
KRKA, d.d., Novo mesto	20,000	1,631,149
Richter Gedeon Nyrt.	69,000	1,080,165
		2,711,314

Medical Products 1.34%
Straumann Holding AG	5,000	1,133,300

Metal - Diversified 2.40%
KGHM Polska Miedz S.A.	50,000	1,910,423
Orsu Metals Corp.	664,240	17,797	*
Orsu Metals Corp., 144A	4,025,000	107,841	*
		2,036,061

Oil Companies - Exploration & Production 4.44%
Bankers Petroleum Ltd.	200,000	962,758	*
BNK Petroleum, Inc.	230,000	191,033	*
DNO ASA	495,000	1,546,220	*
Dragon Oil plc	90,000	870,197
Petromanas Energy, Inc.	1,000,000	196,481	*
		3,766,689

Oil Companies - Integrated 2.04%
Galp Energia, SGPS, S.A.	50,000	811,200
Polskie Gornictwo Naftowe i Gazownictwo S.A.	600,000	915,462
		1,726,662

Professional Sports 1.18%
Manchester United plc, Class A	60,455	996,298	*

Property/Casualty Insurance 3.08%
Powszechny Zaklad Ubezpieczen S.A.	18,000	2,610,404

Retail - Automobile 1.37%
Dogus Otomotiv Servis ve Ticaret A.S.	300,000	1,164,816

Retail - Jewelry 2.31%
Pandora A/S	25,000	1,955,250

Retail - Miscellaneous/Diversified 2.64%
Folli Follie S.A.	60,000	2,233,290	*

Retail - Toy Store 1.79%
JUMBO S.A.	120,363	1,518,251	*

Telecom Services 2.36%
Telekomunikacja Polska S.A.	570,000	2,004,125

Telephone - Integrated 1.78%
Hellenic Telecommunications Organization S.A.	115,000	1,504,422	*

Textile - Products 1.13%
Pegas Nonwovens S.A.	31,622	955,938

Tobacco 1.44%
Philip Morris CR A.S.	2,610	1,223,227

Transportation - Services 0.23%
Integer.pl S.A.	3,000	197,435	*

Total Common Stocks		75,295,615
(cost $79,337,237)

Closed-End Investment Company 2.12%

Fondul Proprietatea S.A.	6,614,796	1,797,099	*
(cost $1,542,782)

Exchange-Traded Fund (ETF) 0.25%

Global X FTSE Portugal 20 ETF	15,000	207,900	*
(cost $221,087)

Warrants 2.90%

Commercial Banks - Non US 1.84%
Alpha Bank S.A., Warrants (December 2017)	900,000	1,557,402	*

Gold Mining 1.06%
Dundee Precious Metals, Inc., Warrants (November 2015)	621,959	899,860	*

Total Warrants		2,457,262
(cost $2,443,678)

Corporate Note 0.67%	Principal Amount

Transportation - Services 0.67%
Baghlan Group FZCO, 14.75%, maturity 06/27/15	$ 600,000	570,000
(cost $604,500)

Total Investments 94.78%		80,327,876
(cost $84,149,284)
Other assets and liabilities, net 5.22%		4,422,273

Net Assets 100%		$ 84,750,149

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	September 30, 2014

Common Stocks 88.78%	Shares	Value

Aerospace/Defense - Equipment 1.63%
AviChina Industry & Technology Co., Ltd., H shares	480,000	$ 342,776

Airlines 0.50%
Thai Airways International PCL	241,000	105,846

Alternative Waste Technology 0.52%
China Everbright International Ltd.	83,000	109,251

Applications Software 1.46%
Cheetah Mobile, Inc., Sponsored ADR	16,800	306,600	*

Auction House/Art Dealer 0.99%
Poly Culture Group Corp., Ltd., H shares	56,000	207,724	*

Automotive - Cars & Light Trucks 1.10%
Brilliance China Automotive Holdings Ltd.	60,000	104,547
BYD Co., Ltd., H shares	19,000	125,853
		230,400

Automotive/Truck Parts & Equipment - Original 0.63%
Nexteer Automotive Group Ltd.	150,000	133,125

Building - Heavy Construction 1.05%
China Railway Construction Corp., Ltd., H shares	244,100	221,277

Building & Construction Products - Miscellaneous 0.56%
China Singyes Solar Technologies Holdings Ltd.	66,000	117,038

Casino Services 0.50%
Paradise Co., Ltd.	3,200	104,849

Cellular Telecommunication 1.14%
China Mobile Ltd., Sponsored ADR	4,070	239,113

Commercial Banks - Non US 12.29%
Agricultural Bank of China Ltd., H shares	939,600	415,128
Bank of China Ltd., H shares	1,255,800	561,862
BOC Hong Kong (Holdings) Ltd.	39,500	126,029
China Construction Bank Corp., H shares	1,079,400	758,567
Chongqing Rural Commercial Bank, H shares	238,000	107,665
Industrial and Commercial Bank of China Ltd., H shares	988,000	615,311
		2,584,562

Commercial Services 0.71%
Goldpac Group Ltd.	167,000	148,404

Computers 0.57%
Lenovo Group Ltd.	80,000	119,205

Diversified Banking Institutions 5.74%
HSBC Holdings plc	118,034	1,207,599

Diversified Manufacturing Operations 0.52%
Fosun International Ltd.	92,000	110,276

Diversified Minerals 1.17%
China Hongqiao Group Ltd.	294,500	222,694
Woulfe Mining Corp.	300,000	24,114	*
		246,808

Diversified Operations 0.56%
The Siam Cement PCL	8,500	117,244

E-Commerce/Products 2.38%
Alibaba Group Holding Ltd., Sponsored ADR	1,000	88,850	*
E-Commerce China Dangdang, Inc., Class A, Sponsored ADR	16,700	203,740	*
Vipshop Holdings Ltd., Sponsored ADR	1,100	207,911	*
		500,501

E-Commerce/Services 2.05%
Autohome, Inc., Sponsored ADR	1,600	67,216	*
Ctrip.com International Ltd., Sponsored ADR	3,600	204,336	*
Leju Holdings Ltd., Sponsored ADR	12,500	160,625	*
		432,177

Electric - Generation 1.69%
Huadian Fuxin Energy Corp., Ltd., H shares	186,000	109,286
Huadian Power International Corp., Ltd., H shares	352,000	245,386
		354,672

Energy - Alternate Sources 1.71%
Beijing Jingneng Clean Energy Co., Ltd., H shares	270,000	115,864
GCL-Poly Energy Holdings Ltd.	335,000	123,927
Xinyi Solar Holdings Ltd.	370,000	120,971
		360,762

Finance - Investment Banker/Broker 1.00%
CITIC Securities Co., Ltd., H shares	91,000	209,712

Finance - Leasing Company 1.00%
China Aircraft Leasing Group Holdings Ltd.	248,000	211,041	*

Finance - Other Services 1.92%
Hong Kong Exchanges & Clearing Ltd.	18,700	403,439

Food - Flour & Grain 0.25%
Thai Wah Starch PCL	50,200	53,026

Gold Mining 1.59%
Zhaojin Mining Industry Co., Ltd., H shares	387,000	214,304
Zijin Mining Group Co., Ltd., H shares	486,000	119,547
		333,851

Industrial Audio & Video Production 0.28%
Merry Electronics Co., Ltd.	12,600	58,570

Internet Application Software 5.62%
Tencent Holdings Ltd.	79,600	1,182,881

Internet Content - Entertainment 1.31%
NetEase, Inc., Sponsored ADR	2,700	231,282
Youku Tudou, Inc., Sponsored ADR	2,500	44,800	*
		276,082

Internet Content - Information/Network 2.71%
YY, Inc., Sponsored ADR	7,600	569,164	*

Investment Management/Advisory Services 0.92%
China Cinda Asset Management Co., Ltd., H shares	439,000	192,940	*

Life/Health Insurance 4.99%
AIA Group Ltd.	157,500	812,853
China Life Insurance Co., Ltd., H shares	85,000	235,954
		1,048,807

Machine Tools & Related Products 0.51%
Techtronic Industries Co., Ltd.	37,500	108,285

Medical - Drugs 2.56%
Consun Pharmaceutical Group Ltd.	243,000	212,319
Lijun International Pharmaceutical Holding Co., Ltd.	222,000	106,928
Shanghai Fosun Pharmaceutical Group Co., Ltd., H shares	68,500	219,730
		538,977

Medical - Wholesale Drug Distribution 0.69%
Sinopharm Group Co., Ltd., H shares	39,600	144,369

Medical Products 0.79%
China Medical System Holdings Ltd.	96,750	165,780

Metal - Copper 0.39%
Jiangxi Copper Co., Ltd., H shares	50,000	82,616

Metal - Diversified 0.59%
Turquoise Hill Resources Ltd.	33,000	123,420	*

Multi-line Insurance 1.61%
Ping An Insurance (Group) Company of China Ltd., H shares	45,000	338,894

Non - Ferrous Metals 0.57%
Korea Zinc Co., Ltd.	300	110,427
Sterling Group Ventures, Inc., 144A	500,000	9,700	*
		120,127

Oil Companies - Exploration & Production 1.31%
CNOOC Ltd., Sponsored ADR	1,300	224,302
PTT Exploration & Production PCL	10,600	52,263
		276,565

Oil Companies - Integrated 2.94%
China Petroleum & Chemical Corp., Sponsored ADR	2,600	227,136
PetroChina Co., Ltd., H shares	304,500	390,579
		617,715

Petrochemicals 0.00%
Danhua Chemical Technology Co., Ltd., B shares	2	1	*

Power Converters/Supply Equipment 1.57%
Delta Electronics, Inc.	35,400	223,559
Dongfang Electric Corp., Ltd., H shares	58,800	105,883
		329,442

Real Estate Operating/Development 5.19%
Cheung Kong Holdings Ltd.	13,000	213,186
China Overseas Land & Investment Ltd.	84,000	214,974
China Resources Land Ltd.	110,000	226,241
Shimao Property Holdings Ltd.	108,000	218,726
Sunac China Holdings Ltd.	288,000	218,177
		1,091,304

Retail - Jewelry 0.51%
Chow Tai Fook Jewellery Group Ltd.	82,200	106,950
Lao Feng Xiang Co., Ltd., B shares	1	3
		106,953

Schools 2.56%
TAL Education Group, Sponsored ADR	6,200	216,628	*
Tarena International, Inc., Sponsored ADR	24,900	321,957	*
		538,585

Telecom Services 1.37%
China Telecom Corp., Ltd., Sponsored ADR	2,150	132,074
CITIC Telecom International Holdings Ltd.	416,000	155,384
		287,458

Telecommunication Equipment 0.46%
FIH Mobile Ltd.	184,000	95,794	*

Textile - Apparel 0.52%
Shenzhou International Group Holdings Ltd.	34,000	109,438

Veterinary Products 1.12%
China Animal Healthcare Ltd.	305,000	236,071

Water Treatment Systems 0.49%
Sound Global Ltd.	104,000	104,175

Web Portals/Internet Service Providers 1.97%
Baidu, Inc., Sponsored ADR	1,900	414,637	*

Total Common Stocks		18,670,328
(cost $18,318,342)

Exchange-Traded Funds (ETF) 3.56%

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	8,900	229,353	*
Direxion Daily FTSE China Bull 3X Shares	6,000	169,140	*
iShares MSCI Philippines ETF	3,000	114,180
iShares MSCI Thailand Capped ETF	1,400	117,362
Market Vectors Vietnam ETF	5,400	118,260

Total Exchange-Traded Funds		748,295
(cost $806,980)

Purchased Call Option 0.05%	Contracts

Diversified Banking Institutions 0.05%
HSBC Holdings plc, Strike Price 55, Expiration Jan. 2015	300	11,250
(cost $76,697)

Total Investments 92.39%		19,429,873
(cost $19,202,019)
Other assets and liabilities, net 7.61%		1,599,625

Net Assets 100%		$ 21,029,498

See notes to portfolios of investments.

Notes to Portfolio of Investments (unaudited)	September 30, 2014

Legend
*	Non-income producing security	GO	General Obligation Bond
+	Affiliated company (see following)	RS	Restricted Security (see following)
ADR	American Depositary Receipt	ZCB	Zero Coupon Bond
GDR	Global Depositary Receipt	#	Illiquid security

@
Security was fair valued at September 30, 2014, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

144A	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2014.

U.S. Global Investors Funds, a Delaware statutory trust consists of nine separate funds (Funds). For more comprehensive information on the Funds’ organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Adviser’s Valuation Committee, under policies and procedures established by the Funds’ Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Funds’ Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.

The Funds use a three-tier hierarchy based on the inputs used in valuation to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs are inputs from independent sources, while unobservable inputs are inputs that reflect the Funds’ own assumptions.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term U.S. government obligations maturing in sixty days or less are valued using amortized cost. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

The following table summarizes the valuation of each Fund's securities as of September 30, 2014, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
U.S. Government and Agency Obligations	$–	$62,972,382	$–	$62,972,382
Total	$–	$62,972,382	$–	$62,972,382

Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$–	$57,858,218	$–	$57,858,218
Total	$–	$57,858,218	$–	$57,858,218

All American Equity Fund
Investments in Securities*
Common Stocks	$21,373,622	$–	$–	$21,373,622
Real Estate Investment Trust	228,435	–	–	228,435
Master Limited Partnership	42,150	–	–	42,150
Total	$21,644,207	$–	$–	$21,644,207

Holmes Macro Trends Fund
Investments in Securities*
Common Stocks:
Electric - Generation	$–	$–	$260,396	$260,396
Energy - Alternate Sources	–	–	64,770	64,770
Medical - Hospitals	–	–	–	–
Quarrying	143,276	–	876,476	1,019,752
Real Estate Operating/Development	–	–	555,730	555,730
All Other Common Stocks	41,329,990	–	–	41,329,990
Warrants:
Gold Mining	–	46	–	46
Master Limited Partnerships	328,950	–	–	328,950
Gold-Linked Notes	–	257,950	–	257,950
Silver-Linked Note	–	143,206	–	143,206
Corporate Notes	–	–	443,750	443,750
Total	$41,802,216	$401,202	$2,201,122	$44,404,540

Global Resources Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$–	$1,147,918	$–	$1,147,918
Coal	770,256	724,240	–	1,494,496
Diversified Minerals	1,706,512	1,163,396	–	2,869,908
Electric - Generation	–	–	3,631,823	3,631,823
Energy - Alternate Sources	2,617,300	–	1,554,480	4,171,780
Forestry	2,400,643	34,085	–	2,434,728
Gold Mining	3,746,369	3,517,013	876	7,264,258
Medical - Hospitals	–	–	–	–
Metal - Copper	109,314	143,097	–	252,411
Metal - Diversified	4,491,374	370,679	–	4,862,053
Metal - Iron	30,365	4,875,472	–	4,905,837
Mining Services	–	537,642	500,843	1,038,485
Natural Resource Technology	–	–	54,940	54,940
Non - Ferrous Metals	–	9,700	–	9,700
Oil Companies - Exploration & Production	68,208,231	13,899,912	–	82,108,143
Quarrying	–	–	4,771,759	4,771,759
Real Estate Operating/Development	–	–	9,698,193	9,698,193
All Other Common Stocks	127,040,825	–	–	127,040,825
Warrants:
Diversified Minerals	–	–	–	–
Gold Mining	1,881,206	11,026	–	1,892,232
Metal - Copper	–	–	–	–
All Other Warrants	48,785	–	–	48,785
Master Limited Partnerships	11,897,750	–	–	11,897,750
Convertible Bond	–	300,000	–	300,000
Gold-Linked Notes	–	5,994,490	–	5,994,490
Silver-Linked Notes	–	2,264,614	–	2,264,614
Corporate Notes	–	–	3,225,000	3,225,000
Total	$224,948,930	$34,993,284	$23,437,914	$283,380,128

World Precious Minerals Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$–	$633,308	$–	$633,308
Coal	205,182	439,124	–	644,306
Diamonds/Precious Stones	2,164,077	764,649	–	2,928,726
Diversified Minerals	2,357,527	683,808	–	3,041,335
Gold Mining	57,352,801	13,122,429	1,997,735	72,472,965
Investment Companies	–	–	3,558	3,558
Medical - Hospitals	–	–	–	–
Metal - Copper	57,293	–	–	57,293
Metal - Diversified	11,387,937	1,562,918	–	12,950,855
Mining Services	267,929	866,218	–	1,134,147
Oil Companies - Exploration & Production	–	–	–	–
Precious Metals	5,139,306	1,479,645	–	6,618,951
All Other Common Stocks	9,619,118	–	–	9,619,118
Exchange-Traded Funds	1,093,916	–	–	1,093,916
Warrants:
Finance - Investment Banker/Broker	–	–	–	–
Gold Mining	2,921,143	115,063	–	3,036,206
Metal - Copper	–	–	–	–
Metal - Diversified	20,219	16,523	–	36,742
Precious Metals	17,147	–	–	17,147
All Other Warrants	825,051	–	–	825,051
Special Warrants:
Gold/Mineral Exploration & Development	–	–	–	–
Rights	–	–	–	–
Purchased Call Options	–	1,421,489	–	1,421,489
Gold-Linked Notes	–	4,060,200	–	4,060,200
Silver-Linked Notes	–	2,967,472	–	2,967,472
Corporate Note	–	–	780,000	780,000
Total	$93,428,646	$28,132,846	$2,781,293	$124,342,785

Gold and Precious Metals Fund
Investments in Securities*
Common Stocks:
Diamonds/Precious Stones	$810,217	$845,277	$–	$1,655,494
Gold Mining	29,057,921	12,571,469	–	41,629,390
Medical - Hospitals	–	–	–	–
Precious Metals	400,831	628,618	–	1,029,449
All Other Common Stocks	11,692,908	–	–	11,692,908
Exchange-Traded Funds	3,808,760	–	–	3,808,760
Warrants:
Gold Mining	2,509,490	6,950	–	2,516,440
All Other Warrants	496,561	–	–	496,561
Purchased Call Options	–	942,262	–	942,262
Gold-Linked Notes	–	2,053,550	–	2,053,550
Silver-Linked Notes	–	1,557,365	–	1,557,365
Corporate Note	–	–	292,500	292,500
Total	$48,776,688	$18,605,491	$292,500	$67,674,679

Emerging Europe Fund
Investments in Securities*
Common Stocks:
Cellular Telecommunication	$2,626,200	$1,113,575	$–	$3,739,775
Metal - Diversified	125,638	1,910,423	–	2,036,061
Oil Companies - Exploration & Production	1,350,272	2,416,417	–	3,766,689
Professional Sports	996,298	–	–	996,298
All Other Common Stocks	–	64,756,792	–	64,756,792
Closed-End Investment Company	–	1,797,099	–	1,797,099
Exchange-Traded Fund	207,900	–	–	207,900
Warrants	2,457,262	–	–	2,457,262
Corporate Note	–	570,000	–	570,000
Total	$7,763,570	$72,564,306	$–	$80,327,876

China Region Fund
Investments in Securities*
Common Stocks:
Applications Software	$306,600	$–	$–	$306,600
Cellular Telecommunication	239,113	–	–	239,113
E-Commerce/Products	500,501	–	–	500,501
E-Commerce/Services	432,177	–	–	432,177
Internet Content - Entertainment	276,082	–	–	276,082
Internet Content - Information/Network	569,164	–	–	569,164
Medical - Drugs	106,928	432,049	–	538,977
Metal - Diversified	123,420	–	–	123,420
Oil Companies - Exploration & Production	224,302	52,263	–	276,565
Oil Companies - Integrated	227,136	390,579	–	617,715
Schools	538,585	–	–	538,585
Telecom Services	132,074	155,384	–	287,458
Web Portals/Internet Service Providers	414,637	–	–	414,637
All Other Common Stocks	–	13,549,334	–	13,549,334
Exchange-Traded Funds	748,295	–	–	748,295
Purchased Call Option	–	11,250	–	11,250
Total	$4,839,014	$14,590,859	$–	$19,429,873

* Refer to the Portfolio of Investments for a detailed list of the Fund's investments.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period January 1, 2014, through September 30, 2014:

	Transfers From	Transfers From
Fund	Level 1 to Level 2*	Level 2 to Level 1*
Holmes Macro Trends	$ 143,206(1)	$ –

Global Resources	6,322,672(1)	1,064,600(2)
795,749(3)

World Precious Minerals	13,714,414(1)	1,761,571(2)
	419,855(4)	218,809(3)

Gold and Precious Metals	7,426,289(1)	-

China Region	33,814(1)	106,928(5)

* The Funds' policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1) Securities were valued at the mean between bid and ask quotations at the end of the current period, but at a quoted price at the end of the prior fiscal year.
(2) Securities were valued at a quoted price at the end of the current period, but at the mean between bid and ask quotations at the end of the prior fiscal year.
(3) Transfer resulted from the expiration of a regulatory hold.
(4) Certain foreign securities were valued using a systematic fair value model at the end of the current period, but not at the end of the prior fiscal year.
(5) Certain foreign securities were valued using a systematic fair value model at the end of the prior fiscal year, but not at the end of the current period.

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2014, through September 30, 2014:

	Common Stocks	Warrants	Corporate Notes	Total
Holmes Macro Trends Fund
Beginning Balance 12/31/13	$ 2,451,810	$ -	$ 250,000	$ 2,701,810
Purchases	-	-	200,000	200,000
Sales	(572,000)	-	-	(572,000)
Total realized gain (loss)	172,000	-	-	172,000
Net change in unrealized appreciation (depreciation)	(294,438)	-	-	(294,438)
Paydowns/Maturities	-	-	(6,250)	(6,250)
Ending Balance 09/30/14	$ 1,757,372	$ -	$ 443,750	$ 2,201,122

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/14(1)
	$ (309,174)	$ -	$ -	$ (309,174)

	Common Stocks	Warrants	Corporate Notes	Total
Global Resources Fund
Beginning Balance 12/31/13	$ 24,073,774	$ -	$ 3,000,000	$ 27,073,774
Purchases	448	-	300,000	300,448
Sales	(1,949,707)	-	-	(1,949,707)
Total realized gain (loss)	(4,221,805)	-	-	(4,221,805)
Net change in unrealized appreciation (depreciation)	2,643,976	-	-	2,643,976
Paydowns/Maturities	-	-	(75,000)	(75,000)
Transfers out of Level 3*	(333,772)	-	-	(333,772)
Ending Balance 09/30/14	$ 20,212,914	$ -	$ 3,225,000	$ 23,437,914

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/14(1)
	$ (1,409,798)	$ -	$ -	$ (1,409,798)

	Common Stocks	Warrants	Special Warrants	Corporate Note	Total
World Precious Minerals Fund
Beginning Balance 12/31/13	$ 2,364,876	$ -	$ -	$ 800,000	$ 3,164,876
Purchases	7,287	-	-	-	7,287
Sales	(2,574,000)	-	-	-	(2,574,000)
Total realized gain (loss)	1,374,000	-	-	-	1,374,000
Net change in unrealized appreciation (depreciation)	662,568	-	-	-	662,568
Paydowns/Maturities	-	-	-	(20,000)	(20,000)
Transfers into Level 3*	166,562	-	-	-	166,562
Ending Balance 09/30/14	$ 2,001,293	$ -	$ -	$ 780,000	$ 2,781,293

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/14(1)
	$ 1,196,256	$ -	$ -	$ -	$ 1,196,256

	Common Stocks	Warrants	Corporate Note	Total
Gold and Precious Metals Fund
Beginning Balance 12/31/13	$ 7,453	$ -	$ 300,000	$ 307,453
Net change in unrealized appreciation (depreciation)	(7,453)	-	-	(7,453)
Paydowns/Maturities	-	-	(7,500)	(7,500)
Transfers into Level 3*	-	-	-	-
Ending Balance 09/30/14	$ -	$ -	$ 292,500	$ 292,500

Net change in unrealized appreciation (depreciation) from Investments held as of 09/30/14(1)
	$ (7,453)	$ -	$ -	$ (7,453)

*The Funds' policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1) The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at September 30, 2014.

Significant unobservable inputs developed by the Valuation Committee for Level 3 investments held at September 30, 2014, are as follows:

				Range (Weighted Average)
	Fair Value at	Valuation	Unobservable
	09/30/14	Technique(s)	Input
Holmes Macro Trends Fund
Investments in Securities
Common Stocks	$ 1,496,976	Market Transaction (1)	Discount/ Premium	100% discount - 4% premium (8% discount)
Common Stocks	260,396	Method of Comparables Pricing (2)	Multiples	3.2 - 25.5 (4.6)
Corporate Notes	443,750	Market Transaction (1)	Discount	0%

Global Resources Fund
Investments in Securities
Common Stocks	16,581,091	Market Transaction (1)	Discount/ Premium	100% discount - 4% premium (10% discount)
Common Stocks	3,631,823	Method of Comparables Pricing (2)	Multiples	3.2 - 25.5 (4.6)
Corporate Notes	3,225,000	Market Transaction (1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	2,001,293	Market Transaction (1)	Discount	0% - 100% discount (52% discount)
Warrants	-	Market Transaction (1)	Discount	0% - 100% discount (100% discount)
Special Warrants	-	Market Transaction (1)	Discount	100%
Corporate Note	780,000	Market Transaction (1)	Discount	0%

Gold and Precious Metals Fund
Investments in Securities
Common Stocks	-	Market Transaction (1)	Discount	100%
Warrants	-	Market Transaction (1)	Discount	0% - 100% discount (100% discount)
Corporate Note	292,500	Market Transaction (1)	Discount	0%

(1) Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

(2) The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Joint Tri-Party Repurchase Agreements

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

There were no repurchase agreements held at September 30, 2014.

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2014.

	Shares of Affiliated Companies
Global Resources Fund	December 31, 2013	Additions	Reductions	September 30, 2014
Africa Oilfield Logistics Ltd.	54,624,983	12,910,000	-	67,534,983
African Potash Ltd.	14,967,500	-	(542,500)	14,425,000	(a)
Agriterra Ltd.	68,588,600	11,261,176	-	69,849,776
Pacific Coal Resources Ltd.	3,522,061	843,353	-	4,365,414
Pacific Green Energy Corp.	2,400,000	-	-	2,400,000
Pacific Stone Tech, Inc.	22,659	-	-	22,659
Sunridge Gold Corp.	10,833,788	100,000	-	10,933,788

At September 30, 2014, the value of investments in affiliated companies was $20,084,935, representing 6.97% of net assets, and the total cost was $47,249,475. Net realized losses on transactions were $12,157, and there was no income earned for the period.

	Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2013	Additions	Reductions	September 30, 2014
Candente Gold Corp.	5,640,000	-	-	5,640,000
Canyon Resources Ltd.	4,337,729	6,168,864	(500,000)	10,006,593
CB Gold, Inc.	1,135,000	7,427,858	-	8,562,858
Gran Colombia Gold Corp.	1,182,849	310,306	(275,593)	1,217,562
Klondex Mines Ltd.	5,868,208	175,000	-	6,043,208	(a)
Mammoth Resources Corp.	1,600,000	2,041,800	-	3,641,800
Mirasol Resources Ltd.	2,274,900	30,100	(200,000)	2,105,000	(a)
Moss Lake Gold Mines Ltd.	3,354,500	50,000	(3,404,500)	-	(a)(b)
Orex Minerals, Inc.	2,584,000	5,693,500	(236,000)	8,041,500
TriStar Gold, Inc.	1,392,000	6,876,500	(268,500)	8,000,000
West Kirkland Mining, Inc.	1,550,000	3,100,000	(300,000)	4,350,000	(a)

At September 30, 2014, the value of investments in affiliated companies was $5,995,031, representing 4.66% of net assets, and the total cost was $29,852,355. Net realized losses on transactions were $5,120,689, and there was no income earned for the period.

(a) At September 30, 2014, the company is no longer defined as an affiliate, although it was an affiliated company during the period.
(b) Company was acquired by Wesdome Gold Mines Ltd. during the period. The acquiring company is not defined as an affiliate.

Restricted Securities - Indicated in Portfolio of Investments as "RS"

The following securities are subject to contractual and regulatory restrictions on resale or transfer.  These investments may involve a high degree of business and financial risk.  Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall.  These securities could decline significantly in value before the Fund could liquidate these securities.  The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Holmes Macro Trends Fund	Date	Share/Unit
Pacific Coal Resources Ltd., Corporate Note (December 2014)	07/11/14	$100.00
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.24

As of September 30, 2014, the total cost of restricted securities was $1,893,750, and the total value was $2,201,122, representing 4.42% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share/Unit
GoviEx Uranium, Inc., 144A, Class A	06/16/14	$2.15
GoviEx Uranium, Inc., 144A, Class B	10/04/07	$1.96
I-Pulse, Inc., 144A	10/04/07	$1.88
Pacific Coal Resources Ltd., Corporate Note (December 2014)	07/11/14	$100.00
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.22

As of September 30, 2014, the total cost of restricted securities was $19,558,225, and the total value was $23,306,874, representing 8.09% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share/Unit
Balmoral Resources Ltd.	06/24/14	$0.84
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00
Taurus Gold Ltd., 144A	05/31/11-05/29/13	$1.17
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049)	08/14/97	$0.50

As of September 30, 2014, the total cost of restricted securities was $4,790,301, and the total value was $3,903,544, representing 3.04% of net assets.

	Acquisition	Cost per
Gold and Precious Metals Fund	Date	Share/Unit
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00

As of September 30, 2014, the total cost of restricted securities was $292,500, and the total value was $292,500, representing 0.39% of net assets.

Financial Derivative Instruments

Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of September 30, 2014, there were no securities held in escrow by the custodian as cover for call options written.

Transactions in written call options during the period ended September 30, 2014, were as follows:

	Holmes Macro Trends Fund Call Options		Global Resources Fund Call Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding at December 31, 2013	-	$-	-	$-
Options written	100	13,146	1,200	784,235
Options closed	-	-	(1,200)	(784,235)
Options expired	(100)	(13,146)	-	-
Options exercised	-	-	-	-
Options outstanding at September 30, 2014	-	$-	-	$-

Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

There were no open forward foreign currency contracts at September 30, 2014.

Summary of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of September 30, 2014:

Location	World Precious Minerals Fund	Gold and Precious Metals Fund	China Region Fund
Asset derivatives
Investments, at value
Purchased options	$1,421,489	$942,262	$11,250
Total	$1,421,489	$942,262	$11,250

Tax Information

The following table presents the income tax basis of the securities owned at September 30, 2014, and the tax basis components of net unrealized appreciation (depreciation):

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Government Securities Ultra-Short Bond	$62,914,723	$76,153	$(18,494)	$57,659
Near-Term Tax Free	56,255,855	1,711,082	(108,719)	1,602,363
All American Equity	19,149,659	2,930,878	(436,330)	2,494,548
Holmes Macro Trends	38,238,072	7,673,447	(1,506,979)	6,166,468
Global Resources	379,143,897	16,875,487	(112,639,256)	(95,763,769)
World Precious Minerals	249,111,939	12,736,183	(137,505,337)	(124,769,154)
Gold and Precious Metals	98,731,461	2,701,750	(33,758,532)	(31,056,782)
Emerging Europe	84,149,284	9,852,242	(13,673,650)	(3,821,408)
China Region	19,202,019	1,268,731	(1,040,877)	227,854

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 are filed as exhibits to this report.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:           November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:           November 24, 2014

By:           /s/ Lisa C. Callicotte
Lisa C. Callicotte
Treasurer

Date:           November 24, 2014